UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Bridget McNamara-Fenesy, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to:
Cynthia Beyea Eversheds Sultherland LLP 700 Sixth Street, N.W. Washington, D.C. 20001-3980

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2019

Date of reporting period:	09/30/2019

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2019, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Shares		Value (Note 1)

	COMMON STOCKS—73.5%

	Australia—4.4%
5,596	Adelaide Brighton, Ltd.	$11,520
3,702	AGL Energy, Ltd.	47,874
8,035	ALS, Ltd.	43,494
1,335	Altium, Ltd.	30,050
24,812	AMP, Ltd.	30,563
1,231	Ansell, Ltd.	22,774
4,688	AP Eagers, Ltd.	44,994
820	Appen, Ltd.	11,711
16,116	Ardent Leisure Group, Ltd.*	10,551
4,576	Aristocrat Leisure, Ltd.	94,510
487	ASX, Ltd.	26,648
4,297	Atlas Arteria, Ltd.	22,622
27,196	Aurizon Holdings, Ltd.	108,300
12,821	Ausdrill, Ltd.	19,297
9,677	Austal, Ltd.	28,347
16,565	Australia & New Zealand Banking Group, Ltd.	318,869
24,262	Australian Agricultural Co., Ltd.†, *	17,031
23,353	Australian Pharmaceutical Industries, Ltd.	21,279
9,893	Aveo Group	14,223
6,621	Bank of Queensland, Ltd.†	44,331
4,533	Bapcor, Ltd.	22,518
19,836	Beach Energy, Ltd.	33,872
3,363	Bega Cheese, Ltd.†	10,282
2,901	Bendigo & Adelaide Bank, Ltd.	22,498
23,935	BHP Group, Ltd.	593,209
5,632	Bingo Industries, Ltd.†	8,401
165	Blackmores, Ltd.†	9,539
9,483	BlueScope Steel, Ltd.	76,871
8,539	Boral, Ltd.	27,837
9,097	Brambles, Ltd.	69,996
1,774	Breville Group, Ltd.	19,278
1,742	Brickworks, Ltd.	20,752
1,732	Caltex Australia, Ltd.	30,768
2,491	carsales.com, Ltd.	25,707
5,928	Challenger, Ltd.	29,488
16,096	Cleanaway Waste Management, Ltd.	21,185
6,210	Coca-Cola Amatil, Ltd.	44,639
400	Cochlear, Ltd.	56,196
8,123	Coles Group, Ltd.	84,432
13,861	Commonwealth Bank of Australia	756,204
3,340	Computershare, Ltd.	36,407
34,520	Cooper Energy, Ltd.*	13,514
983	Corporate Travel Management, Ltd.†	12,526
3,820	Costa Group Holdings, Ltd.†	9,669
2,419	Crown Resorts, Ltd.	19,674
3,152	CSL, Ltd.	497,162
9,383	CSR, Ltd.	27,042
14,019	Domain Holdings Australia, Ltd.†	32,077
4,400	Downer EDI, Ltd.	23,164
5,205	Elders, Ltd.	22,203
7,109	Estia Health, Ltd.	12,283
13,141	Evolution Mining, Ltd.	40,179
7,807	FlexiGroup, Ltd.†	13,437

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Australia (Continued)
669	Flight Centre Travel Group, Ltd.	$21,493
24,562	Fortescue Metals Group, Ltd.	145,888
11,060	G8 Education, Ltd.	19,334
9,874	Genworth Mortgage Insurance Australia, Ltd.	22,659
3,873	GrainCorp, Ltd., Class A	20,677
9,317	GWA Group, Ltd.	21,318
4,591	Healius, Ltd.	9,978
9,170	Incitec Pivot, Ltd.	20,982
7,352	Independence Group NL	31,957
5,200	Inghams Group, Ltd.†	11,056
14,639	Insurance Australia Group Ltd.	78,057
1,394	InvoCare, Ltd.†	13,050
8,432	IOOF Holdings, Ltd.†	36,367
2,857	IRESS, Ltd.	22,330
2,408	JB Hi-Fi, Ltd.	55,260
86,962	Jupiter Mines, Ltd.	22,891
2,512	LendLease Group	29,773
10,414	Link Administration Holdings, Ltd.	40,065
2,407	Macquarie Group, Ltd.	212,953
1,204	Magellan Financial Group, Ltd.	41,802
22,423	Mayne Pharma Group, Ltd.*	7,870
1,182	McMillan Shakespeare, Ltd.	13,036
12,504	Metcash, Ltd.	25,234
1,851	Mineral Resources, Ltd.	16,716
1,365	Monadelphous Group, Ltd.	14,511
19,807	National Australia Bank, Ltd.	397,052
10,216	New Hope Corp., Ltd.	15,170
447	Newcrest Mining, Ltd.	10,484
5,029	NEXTDC, Ltd.*	20,909
5,984	NIB holdings, Ltd.	29,484
33,934	Nine Entertainment Co. Holdings, Ltd.	44,777
7,157	Northern Star Resources, Ltd.	53,330
11,110	NRW Holdings, Ltd.	17,397
6,389	Nufarm, Ltd.†	24,321
4,065	Oil Search, Ltd.	20,084
4,936	oOh!media, Ltd.	9,528
1,697	Orica, Ltd.	25,817
10,538	Origin Energy, Ltd.	56,688
9,118	Orora, Ltd.	17,786
6,746	OZ Minerals, Ltd.	43,756
3,547	Pendal Group, Ltd.	17,692
555	Perpetual, Ltd.	14,025
43,898	Perseus Mining, Ltd.*	20,740
2,030	Premier Investments, Ltd.	26,526
1,044	Pro Medicus, Ltd.	19,603
10,651	Qantas Airways, Ltd.	45,218
7,304	QBE Insurance Group, Ltd.	61,919
1,072	Ramsay Health Care, Ltd.	46,936
6,758	Regis Resources, Ltd.	22,350
25,575	Resolute Mining, Ltd.*	24,512
3,594	Rio Tinto, Ltd.	224,796
4,596	Sandfire Resources NL	20,350
12,603	Santos, Ltd.	65,754
10,376	Saracen Mineral Holdings, Ltd.*	24,161

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Australia (Continued)
3,349	SEEK, Ltd.	$48,531
2,605	Select Harvests, Ltd.	13,521
47,993	Senex Energy, Ltd.*	11,176
62,916	Seven West Media, Ltd.*	16,561
4,361	Sims Metal Management, Ltd.	30,612
2,601	Sonic Healthcare, Ltd.	49,243
21,815	South32, Ltd.	38,577
10,287	Southern Cross Media Group, Ltd.	8,575
12,721	Spark Infrastructure Group	18,546
9,141	SpeedCast International, Ltd.†	7,558
8,938	St Barbara, Ltd.	17,495
6,536	Star Entertainment Grp, Ltd. (The)	19,234
11,526	Steadfast Group, Ltd.	27,617
2,942	Suncorp Group, Ltd.*	27,106
4,226	Super Retail Group, Ltd.	28,295
4,242	Sydney Airport	22,991
6,942	Tabcorp Holdings, Ltd.	22,725
6,258	Tassal Group, Ltd.	18,078
4,562	Technology One, Ltd.	22,108
32,411	Telstra Corp., Ltd.	76,784
3,218	Transurban Group	31,907
1,963	Treasury Wine Estates, Ltd.	24,604
12,616	Vocus Group, Ltd.*	29,633
1,394	Webjet, Ltd.†	10,265
8,107	Wesfarmers, Ltd.	217,778
6,437	Western Areas, Ltd.	13,468
25,089	Westpac Banking Corp.	501,919
19,506	Whitehaven Coal, Ltd.	40,945
6,285	Woodside Petroleum, Ltd.	137,358
7,616	Woolworths Group, Ltd.	191,635
2,336	WorleyParsons, Ltd.	20,513
		7,813,777
	Austria—0.3%
984	ANDRITZ AG	40,219
1,218	AT&S Austria Technologie & Systemtechnik AG	20,922
658	CA Immobilien Anlagen AG	23,344
133	DO & Co. AG	12,249
2,245	Erste Group Bank AG*	74,240
1,172	EVN AG	20,618
1,377	FACC AG†	16,164
1,233	Immofianz AG*	34,337
211	Lenzing AG	20,319
1,814	OMV AG	97,356
3,082	Raiffeisen Bank International AG	71,518
589	S IMMO AG	13,546
127	Schoeller-Bleckmann Oilfield Equipment AG	7,544
1,874	Telekom Austria AG*	13,624
4,149	UNIQA Insurance Group AG	37,467
884	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,028

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Austria (Continued)
773	voestalpine AG	$17,761
		544,256
	Belgium—0.8%
366	Ackermans & van Haaren NV	55,610
2,424	Ageas	134,427
5,568	AGFA-Gevaert NV*	22,843
5,947	Anheuser-Busch InBev SA/NV	566,651
156	Argenx SE*	17,700
1,086	Bekaert SA	31,155
991	bpost SA	10,393
105	Cie d’Entreprises CFE	9,671
609	Colruyt SA	33,375
833	D’ieteren SA/NV	45,169
196	Elia System Operator SA/NV	16,022
2,756	Euronav NV†, *	25,355
1,410	Euronav NV	12,848
548	EVS Broadcast Equipment SA	13,439
202	Galapagos NV*	30,780
197	Gimv NV	11,895
1,847	KBC Group NV	120,023
216	Melexis NV†	14,961
796	Ontex Group NV	14,324
1,080	Orange Belgium SA	22,295
1,637	Proximus SADP	48,621
214	Sipef NV	10,053
256	Solvay SA	26,508
449	Telenet Group Holding NV	21,190
688	Tessenderlo Group SA*	21,747
1,442	UCB SA	104,676
523	Umicore SA†	19,741
		1,461,472
	Canada—7.2%
1,800	Absolute Software Corp.	10,339
6,700	Advantage Oil & Gas, Ltd.*	10,873
1,679	Aecon Group, Inc.	23,116
607	Ag Growth International, Inc.	20,397
278	Agnico Eagle Mines, Ltd.	14,898
5,042	Aimia, Inc.*	12,863
1,100	Air Canada*	35,876
6,200	Alacer Gold Corp.*	25,037
7,223	Alamos Gold, Inc., Class A	41,980
900	Alaris Royalty Corp.†	13,376
867	Algonquin Power & Utilities Corp.†	11,871
5,308	Alimentation Couche-Tard, Inc., Class B	162,664
1,185	Altus Group, Ltd.	35,733
7,137	ARC Resources, Ltd.†	33,992
989	Aritzia, Inc.*	12,534
700	Atco, Ltd., Class I	25,615
1,022	Aurora Cannabis, Inc.†, *	4,490
16,677	B2Gold Corp.*	54,254
6,464	Bank of Montreal	476,097
8,200	Bank of Nova Scotia (The)	465,751

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Canada (Continued)
1,452	Barrick Gold Corp.	$25,371
2,209	Barrick Gold Corp.	38,216
3,183	Bausch Health Cos., Inc.*	69,433
11,400	Baytex Energy Corp.†, *	16,865
1,608	BCE, Inc.	77,775
9,500	Birchcliff Energy, Ltd.	15,345
7,292	BlackBerry, Ltd.*	38,198
16,000	Bonavista Energy Corp.	7,367
2,062	Boralex, Inc., Class A	35,221
1,120	Brookfield Asset Management, Inc., Class A	59,472
785	BRP, Inc.	30,544
3,678	CAE, Inc.	93,446
4,802	Cameco Corp.	45,597
1,985	Canaccord Genuity Group, Inc.†	7,821
400	Canada Goose Holdings, Inc.†, *	17,587
3,635	Canadian Imperial Bank of Commerce†	299,915
4,408	Canadian National Railway Co.	395,800
14,634	Canadian Natural Resources, Ltd.	389,364
863	Canadian Pacific Railway, Ltd.	191,784
732	Canadian Tire Corp., Ltd., Class A	82,142
500	Canadian Utilities, Ltd., Class A	14,737
2,480	Canadian Western Bank	62,260
1,876	Canfor Corp.*	21,991
2,194	Capital Power Corp.	50,807
6,100	Cardinal Energy, Ltd.	11,419
6,100	Cascades, Inc.†	53,318
1,637	CCL Industries, Inc., Class B	66,031
6,166	Celestica, Inc.*	44,214
1,967	Cenovus Energy, Inc.	18,455
5,235	Centerra Gold, Inc.*	44,493
9,000	CES Energy Solutions Corp.†	13,926
1,621	CGI, Inc.*	128,177
4,339	CI Financial Corp.	63,307
2,372	Cineplex, Inc.	43,435
490	Cogeco Communications, Inc.	39,489
300	Cogeco, Inc.	21,611
825	Colliers International Group, Inc.	61,960
122	Constellation Software, Inc.	121,843
5,812	Corus Entertainment, Inc., Class B	23,207
2,837	Cott Corp.	35,375
3,354	Crescent Point Energy Corp.	14,329
3,330	CRH Medical Corp.*	10,230
4,912	Detour Gold Corp.*	72,113
500	Dollarama, Inc.	17,900
1,821	Dorel Industries, Inc., Class B	12,494
2,200	DREAM Unlimited Corp., Class A	15,875
6,100	Dundee Precious Metals, Inc.*	20,535
4,100	ECN Capital Corp.	14,143
4,401	Eldorado Gold Corp.*	34,083
9,925	Element Fleet Management Corp.†	79,409
663	Emera, Inc.†	29,105
999	Enbridge, Inc.	35,045
2,520	Enbridge, Inc.	88,448
7,600	Encana Corp.†	34,821

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Canada (Continued)
2,494	Enerflex, Ltd.	$21,874
7,134	Enerplus Corp.	53,148
882	Enghouse Systems, Ltd.	24,299
7,100	Ensign Energy Services, Inc.	16,399
4,400	Extendicare, Inc.	28,429
281	Fairfax Financial Holdings, Ltd.	123,866
2,600	Fiera Capital Corp.	20,214
3,098	Finning International, Inc.	54,227
2,677	First Capital Realty, Inc.	44,595
4,882	First Majestic Silver Corp.†, *	44,404
680	First Quantum Minerals, Ltd.†	5,713
547	FirstService Corp.	56,081
2,925	Fortis, Inc.	123,659
10,041	Fortuna Silver Mines, Inc.*	31,074
206	Franco-Nevada Corp.	18,771
3,500	Freehold Royalties, Ltd.†	19,866
787	Genworth MI Canada, Inc.†	31,246
1,045	George Weston, Ltd.	87,916
1,500	Gibson Energy, Inc.	25,758
1,871	Gildan Activewear, Inc.	66,403
5,700	Gran Tierra Energy, Inc.†, *	7,056
1,337	Great Canadian Gaming Corp.†, *	41,719
806	Great-West Lifeco, Inc.	19,352
1,700	Home Capital Group, Inc.†, *	33,067
7,321	Hudbay Minerals, Inc.	26,414
5,928	Husky Energy, Inc.	41,702
2,998	Hydro One, Ltd.#	55,418
1,537	Ia Financial Corp., Inc.	69,944
3,400	IAMGOLD Corp.†, *	11,600
800	Imperial Oil, Ltd.	20,833
2,417	Innergex Renewable Energy, Inc.	27,894
159	Intact Financial Corp.	16,003
4,565	Inter Pipeline, Ltd.†	80,112
2,045	Interfor Corp.*	21,610
2,087	Intertape Polymer Group, Inc.	27,173
1,600	Invesque, Inc.†	10,720
19,814	Ivanhoe Mines, Ltd., Class A*	51,447
700	Jamieson Wellness, Inc.†	12,295
500	K-Bro Linen, Inc.	13,719
7,152	Kelt Exploration, Ltd.†, *	18,786
3,848	Keyera Corp.	93,437
621	Kinder Morgan Canada, Ltd.#	6,989
17,698	Kinross Gold Corp.*	81,487
2,070	Kirkland Lake Gold, Ltd.	92,731
3,700	Knight Therapeutics, Inc.*	20,750
800	Laurentian Bank of Canada†	27,191
1,289	Linamar Corp.	41,905
1,322	Loblaw Cos., Ltd.	75,298
8,900	Lucara Diamond Corp.	7,457
13,050	Lundin Mining Corp.	61,367
8,872	Magna International, Inc.	472,914
4,800	Major Drilling Group International, Inc.*	23,187
8,035	Manulife Financial Corp.	147,376
1,530	Maple Leaf Foods, Inc.	34,322

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Canada (Continued)
7,300	Martinrea International, Inc.	$62,925
1,895	Medical Facilities Corp.†	11,486
4,700	MEG Energy Corp.*	20,576
1,000	Methanex Corp.	35,483
1,982	Metro, Inc.	87,263
562	Morneau Shepell, Inc.†	13,982
470	MTY Food Group, Inc.†	22,492
2,700	Mullen Group, Ltd.	17,791
4,527	National Bank of Canada	225,248
14,800	New Gold, Inc.†, *	14,858
1,740	NFI Group, Inc.†	36,932
1,156	Norbord, Inc.	27,712
1,126	North West Co., Inc. (The)†	24,052
2,067	Northland Power, Inc.	39,660
664	Nutrien, Ltd.	33,078
11,800	OceanaGold Corp.	30,817
393	Onex Corp.	24,363
2,715	Open Text Corp.	110,744
3,299	Osisko Gold Royalties, Ltd.	30,653
4,296	Pan American Silver Corp.†	67,285
4,549	Parex Resources, Inc.*	69,702
700	Park Lawn Corp.	13,653
1,907	Parkland Fuel Corp.	61,160
1,760	Pason Systems, Inc.	21,454
1,170	Pembina Pipeline Corp.	43,370
4,630	Peyto Exploration & Development Corp.	11,672
900	PrairieSky Royalty, Ltd.	12,554
11,600	Precision Drilling Corp.*	13,309
300	Premium Brands Holdings Corp.	21,088
1,000	Quebecor, Inc., Class B	22,704
700	Recipe Unlimited Corp.	13,838
1,500	Restaurant Brands International, Inc.	106,654
1,345	Richelieu Hardware, Ltd.†	25,949
1,489	Ritchie Bros Auctioneers, Inc.†	59,353
2,204	Rogers Communications, Inc., Class B†	107,351
5,300	Rogers Sugar, Inc.†	21,562
12,100	Royal Bank of Canada	981,535
1,740	Russel Metals, Inc.	27,804
1,204	Saputo, Inc.	37,006
4,547	Secure Energy Services, Inc.	19,220
11,834	SEMAFO, Inc.*	37,962
2,897	Seven Generations Energy, Ltd., Class A*	18,412
5,704	Shaw Communications, Inc., Class B	112,069
1,968	ShawCor, Ltd.	22,668
40	Shopify, Inc., Class A*	12,448
1,794	Sienna Senior Living, Inc.†	25,796
1,359	Sleep Country Canada Holdings, Inc.†, #	21,141
1,519	SNC-Lavalin Group, Inc.†	21,394
737	Spin Master Corp.*, #	22,519
3,369	SSR Mining, Inc.*	48,850
1,600	Stantec, Inc.	35,409
400	Stella-Jones, Inc.†	11,687
649	Sun Life Financial, Inc.	29,020
17,263	Suncor Energy, Inc.	544,530

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Canada (Continued)
3,579	Superior Plus Corp.	$32,471
7,700	Tamarack Valley Energy, Ltd.*	11,798
540	TC Energy Corp.	27,961
8,602	Teck Resources, Ltd., Class B	139,466
3,900	Teranga Gold Corp.*	14,365
1,944	TFI International, Inc.	59,515
287	Thomson Reuters Corp.	19,182
3,200	Timbercreek Financial Corp.†	23,332
801	TMX Group, Ltd.	69,130
6,950	TORC Oil & Gas, Ltd.	20,092
2,171	Torex Gold Resources, Inc.*	26,907
1,339	Toromont Industries, Ltd.	64,684
11,126	Toronto-Dominion Bank (The)	648,740
5,111	Tourmaline Oil Corp.	50,576
7,036	TransAlta Corp.	45,779
2,812	TransAlta Renewables, Inc.	28,930
3,800	Transcontinental, Inc., Class A†	44,400
12,242	Trican Well Service, Ltd.†, *	9,333
3,001	Tricon Capital Group, Inc.	23,014
15,700	Turquoise Hill Resources, Ltd.†, *	7,347
1,000	Uni-Select, Inc.	8,333
1,200	Valener, Inc.	23,541
2,344	Vermilion Energy, Inc.†	39,047
1,800	Wajax Corp.	21,901
272	Waste Connections, Inc.	24,988
1,290	West Fraser Timber Co., Ltd.	51,606
12,500	Western Forest Products, Inc.†	11,322
1,510	Wheaton Precious Metals Corp.†	39,595
14,502	Whitecap Resources, Inc.†	50,352
400	Winpak, Ltd.	13,251
452	WSP Global, Inc.	26,417
25,721	Yamana Gold, Inc.†	81,540
		12,889,979
	Denmark—1.3%
189	ALK-Abello A/S*	38,876
2,469	Alm Brand A/S	19,410
11	AP Moller - Maersk A/S, Class A	11,739
23	AP Moller - Maersk A/S, Class B	26,009
907	Bang & Olufsen A/S*	5,302
641	Carlsberg A/S, Class B	94,747
555	Chr Hansen Holding A/S	47,106
568	Coloplast A/S, Class B	68,409
805	D/S Norden A/S	10,976
1,040	Danske Bank A/S	14,481
1,375	Demant A/S†, *	35,218
534	Dfds A/S	19,380
2,368	DSV A/S	225,325
595	FLSmidth & Co. A/S	25,902
196	Genmab A/S*	39,787
1,611	GN Store Nord A/S	65,405
818	H+H International A/S, Class B*	12,252
3,142	ISS A/S	77,748
1,765	Jyske Bank A/S*	57,022

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Denmark (Continued)
68	Maersk Drilling A/S*	$3,814
1,970	Matas A/S	14,523
266	Nilfisk Holding A/S*	6,167
362	NNIT A/S#	4,466
12,082	Novo Nordisk A/S, Class B	621,125
2,254	Novozymes A/S, Class B	94,767
727	Orsted A/S#	67,564
841	Pandora A/S	33,751
376	Per Aarsleff Holding A/S	12,186
633	Ringkjoebing Landbobank A/S	39,736
44	Rockwool International A/S, Class A	8,511
186	Rockwool International A/S, Class B	37,200
1,104	Royal Unibrew A/S	91,028
1,644	Scandinavian Tobacco Group A/S#	19,236
336	Schouw & Co. A/S	23,486
638	SimCorp A/S	56,023
1,256	Spar Nord Bank A/S	11,313
555	Sydbank A/S†	9,788
676	Topdanmark A/S	32,626
837	Tryg A/S	23,986
2,306	Vestas Wind Systems A/S	179,028
		2,285,418
	Finland—1.0%
1,559	Cargotec Oyj, Class B	50,161
1,720	Cramo Oyj	18,410
2,156	Elisa OyJ	111,152
2,285	Finnair Oyj	15,977
3,720	Fortum Oyj	87,945
1,730	Huhtamaki Oyj	68,976
1,799	Kemira Oyj	26,471
239	Kesko Oyj, Class A	13,806
970	Kesko Oyj, Class B	61,278
2,212	Kone Oyj, Class B	125,949
1,119	Konecranes Oyj	35,882
3,137	Metsa Board Oyj†	18,652
1,568	Metso Oyj	58,569
3,273	Neste Oyj†	108,342
9,209	Nokia Oyj	46,674
1,922	Nokian Renkaat Oyj	54,216
8,618	Nordea Bank Abp	61,074
281	Olvi Oyj, Class A	11,684
7,100	Oriola Oyj, Class B	16,174
727	Orion Oyj, Class A	26,941
1,558	Orion Oyj, Class B	58,110
5,228	Outokumpu Oyj†	13,773
2,902	Outotec Oyj*	17,017
7,476	Raisio Oyj	26,564
873	Revenio Group Oyj	18,460
3,539	Sampo Oyj, Class A	140,716
8,204	Stora Enso Oyj	98,853
390	Tieto Oyj†	9,989
1,160	Tikkurila Oyj	17,119
2,646	Tokmanni Group Corp.	29,417

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Finland (Continued)
8,944	UPM-Kymmene Oyj	$264,380
559	Vaisala Oyj, Class A	15,445
2,116	Valmet Oyj	41,076
5,634	Wartsila Oyj Abp†	63,096
3,372	YIT Oyj†	19,406
		1,851,754
	France—6.3%
969	Accor SA	40,398
292	Aeroports de Paris	51,941
3,912	Air France-KLM*	40,942
3,207	Air Liquide SA	456,509
3,566	Airbus SE	463,302
317	Albioma SA	8,292
966	Alstom SA	40,042
476	Alten SA	54,372
272	Amundi SA#	18,974
1,401	Arkema SA	130,591
293	Atos SE	20,656
368	Aubay	13,617
10,652	AXA SA	272,026
1,320	Beneteau SA	13,884
570	BioMerieux	47,155
3,404	BNP Paribas SA	165,734
5,116	Bollore SA	21,201
3,865	Bouygues SA	154,815
3,079	Bureau Veritas SA	74,167
1,394	Capgemini SE	164,246
5,318	Carrefour SA	93,090
20,011	CGG SA*	44,887
6,743	Cie de St-Gobain	264,583
3,063	Cie Generale des Etablissements Michelin SCA	341,864
585	Cie Plastic Omnium SA	16,043
961	CNP Assurances	18,571
2,606	Coface SA	29,597
874	Credit Agricole SA	10,612
4,080	Danone SA	359,406
74	Dassault Systemes SE	10,546
5,436	Derichebourg SA	18,984
106	Devoteam SA	8,873
2,947	Edenred	141,428
1,777	Eiffage SA	184,232
6,771	Electricite de France SA	75,793
1,532	Elior Group SA#	20,355
4,742	Elis SA	83,834
11,071	Engie SA	180,761
601	Eramet	29,759
329	EssilorLuxottica SA	47,424
155	Eurofins Scientific SE†	72,037
993	Euronext NV#	81,228
1,237	Europcar Mobility Group#	6,863
4,666	Eutelsat Communications SA	86,838
178	Fnac Darty SA*	11,253
180	Gaztransport Et Technigaz SA	17,824

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	France (Continued)
218	Hermes International	$150,644
77	ID Logistics Group*	13,562
454	Iliad SA	42,665
688	Imerys SA	27,656
825	Ingenico Group SA	80,479
308	Ipsen SA	29,240
1,041	IPSOS	29,671
530	Jacquet Metal Service SA†	8,954
614	JCDecaux SA	16,624
685	Kaufman & Broad SA	27,281
488	Kering SA	248,688
1,206	Korian SA	49,582
948	L’Oreal SA	265,448
1,721	Lagardere SCA	38,079
1,064	Lectra	20,991
2,297	Legrand SA	163,937
1,684	LVMH Moet Hennessy Louis Vuitton SE	669,306
971	Maisons du Monde SA#	15,346
444	Mersen SA	13,841
1,630	Natixis SA	6,760
812	Nexans SA	29,967
927	Nexity SA	44,134
31,311	Orange SA	491,264
525	Orpea	64,146
200	Pernod-Ricard SA	35,620
13,186	Peugeot SA	328,833
3,240	Publicis Groupe SA	159,339
993	Quadient SAS	20,564
179	Remy Cointreau SA	23,763
2,261	Renault SA	129,774
5,791	Rexel SA	61,970
931	Rothschild & Co.	26,688
907	Rubis SCA	52,692
1,755	Safran SA	276,313
2,028	Sanofi	188,018
174	Sartorius Stedim Biotech	24,351
3,125	Schneider Electric SE	274,191
2,540	SCOR SE	104,897
393	SEB SA	59,669
6,297	SES SA, ADR	114,791
411	Societe BIC SA†	27,595
2,627	Societe Generale SA	71,983
1,132	Sodexo SA	127,084
206	SOITEC*	20,365
93	Sopra Steria Group	11,586
1,621	SPIE SA	32,456
5,033	STMicroelectronics NV	97,262
3,853	Suez	60,579
24,023	Technicolor SA†, *	20,777
606	Teleperformance	131,375
2,268	Television Francaise 1	19,912
943	Thales SA	108,435
18,666	Total SA†	974,221
198	Trigano SA†	15,916

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	France (Continued)
1,226	Ubisoft Entertainment SA*	$88,649
3,814	Veolia Environnement SA	96,693
436	Vicat SA	18,914
3,269	Vinci SA	352,100
95	Virbac SA*	21,745
1,081	Vivendi SA	29,668
328	Worldline SA/France*, #	20,699
		11,287,301
	Germany—5.2%
696	1&1 Drillisch AG	21,696
1,211	Aareal Bank AG	36,813
1,377	adidas AG	428,721
210	ADO Properties SA#	8,652
1,932	ADVA Optical Networking SE*	13,435
1,604	Allianz SE, Registered	373,870
136	Amadeus Fire AG	15,031
8,773	Aroundtown SA	71,754
408	Aurubis AG	18,184
735	Axel Springer SE*	50,470
8,846	BASF SE	618,226
333	Bauer AG	5,227
3,955	Bayer AG, Registered	278,863
4,607	Bayerische Motoren Werke AG, 7.03%	324,332
474	BayWa AG	13,407
261	Bechtle AG	26,556
196	Beiersdorf AG	23,115
1,136	Bilfinger SE	33,183
1,357	Borussia Dortmund GmbH & Co. KGaA	13,652
2,718	Brenntag AG	131,534
603	CANCOM SE	32,533
159	Cewe Stiftung & Co. KGAA	13,362
6,421	Commerzbank AG	37,246
270	CompuGroup Medical SE	16,245
1,367	Continental AG	175,369
612	Corestate Capital Holding SA*	22,546
1,506	Covestro AG#	74,522
1,019	CTS Eventim AG & Co. KGaA	57,421
10,083	Daimler AG, Registered	501,362
9,056	Deutsche Bank AG, Registered	67,821
584	Deutsche Beteiligungs AG	22,088
1,312	Deutsche Boerse AG	205,064
696	Deutsche EuroShop AG	19,633
5,519	Deutsche Lufthansa AG	87,705
3,746	Deutsche Pfandbriefbank AG#	45,688
10,000	Deutsche Post AG, Registered	334,015
27,548	Deutsche Telekom AG, Registered	462,219
2,787	Deutsche Wohnen SE	101,732
3,473	Deutz AG	20,138
821	Dialog Semiconductor Plc*	38,863
507	Duerr AG	13,157
28,452	E.ON SE	276,589
298	Eckert & Ziegler Strahlen- und Medizintechnik AG	50,605
601	Elmos Semiconductor AG	15,951

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Germany (Continued)
2,150	Evonik Industries AG	$53,078
1,986	Evotec SE*	44,202
334	Fielmann AG	24,591
479	Fraport AG Frankfurt Airport Services Worldwide	40,629
2,143	Freenet AG	44,123
2,283	Fresenius Medical Care AG & Co. KGaA	153,532
2,593	Fresenius SE & Co. KGaA	121,232
305	FUCHS PETROLUB SE	11,087
2,497	GEA Group AG	67,414
620	Gerresheimer AG	44,466
287	Gesco AG	6,319
1,432	Grand City Properties SA	32,215
153	Hannover Rueck SE	25,865
243	Hapag-Lloyd AG#	17,481
417	HeidelbergCement AG	30,143
6,593	Heidelberger Druckmaschinen AG*	8,127
524	Hella GmbH & Co. KGaA	23,428
443	Henkel AG & Co. KGaA	40,559
160	HOCHTIEF AG	18,241
461	Hornbach Holding AG & Co. KGaA	26,128
1,048	HUGO BOSS AG	56,142
721	Indus Holding AG	29,470
14,412	Infineon Technologies AG	259,376
4,300	K+S AG, Registered	59,592
578	KION Group AG	30,397
2,961	Kloeckner & Co. SE	17,960
434	Koenig & Bauer AG	16,963
730	LANXESS AG	44,557
874	LEG Immobilien AG	100,025
746	Merck KGaA	84,034
4,159	METRO AG	65,639
456	MTU Aero Engines AG	121,173
600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	155,253
1,083	Nemetschek SE	55,267
397	Norma Group SE	13,769
390	OHB SE	13,985
1,631	OSRAM Licht AG	71,731
471	PATRIZIA Immobilien AG	8,753
1,490	ProSiebenSat.1 Media SE	20,528
400	Puma SE	30,955
1,192	QIAGEN NV*	39,029
19	Rational AG	13,627
1,056	Rheinmetall AG	133,572
549	RHOEN-KLINIKUM AG	12,297
1,227	Rocket Internet SE*, #	31,696
641	RTL Group SA	30,825
1,420	RWE AG	44,404
959	S&T AG	19,076
1,686	SAF-Holland SA	11,908
523	Salzgitter AG	8,779
3,020	SAP SE	355,103
963	Scout24 AG#	54,895
2,581	Siemens AG, Registered	276,393
279	Siltronic AG	21,195

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Germany (Continued)
185	Sixt SE	$17,734
435	Software AG	11,953
286	STRATEC SE	22,382
324	Stroeer SE & Co. KGaA	24,667
1,626	Suedzucker AG	25,007
1,073	Symrise AG	104,274
1,795	TAG Immobilien AG*	40,968
1,202	Takkt AG	15,931
315	Talanx AG*	13,610
420	Technotrans SE	10,117
5,253	Telefonica Deutschland Holding AG	14,646
2,041	thyssenkrupp AG	28,263
1,100	TLG Immobilien AG	29,914
1,060	Uniper SE	34,764
2,405	United Internet AG, Registered	85,796
542	Volkswagen AG	93,162
4,022	Vonovia SE	204,065
257	Vossloh AG	10,588
236	Wacker Chemie AG	15,511
904	Wacker Neuson SE	15,765
209	Washtec AG	10,764
815	Wirecard AG	130,359
767	Zeal Network SE	14,312
		9,314,375
	Hong Kong—1.8%
145,000	Agritrade Resources, Ltd.	17,020
76,800	AIA Group, Ltd.	725,601
2,500	ASM Pacific Technology, Ltd.	30,525
2,700	BOC Aviation, Ltd.#	24,924
13,000	BOC Hong Kong Holdings, Ltd.	44,120
10,000	Cafe de Coral Holdings, Ltd.	26,794
16,000	Cathay Pacific Airways, Ltd.	20,006
15,000	Chow Sang Sang Holdings International, Ltd.	16,172
56,000	CITIC Telecom International Holdings, Ltd.	20,363
6,500	CK Asset Holdings, Ltd.	44,037
11,000	CK Hutchison Holdings, Ltd.	97,120
2,000	CK Infrastructure Holdings, Ltd.	13,461
8,500	CLP Holdings, Ltd.	89,309
6,000	Dah Sing Banking Group, Ltd.	8,099
4,800	Dah Sing Financial Holdings, Ltd.	17,760
52,500	Esprit Holdings, Ltd.*	9,847
51,000	Far East Consortium International, Ltd./HK	21,603
111,000	FIH Mobile, Ltd.*	13,596
58,000	First Pacific Co., Ltd.	22,200
20,000	Galaxy Entertainment Group, Ltd.	124,399
40,000	Giordano International, Ltd.	11,636
7,000	Great Eagle Holdings, Ltd.	23,936
142,000	Guotai Junan International Holdings, Ltd.	24,096
108,000	Haitong International Securities Group, Ltd.	30,591
4,000	Hang Lung Group, Ltd.	9,962
6,000	Hang Lung Properties, Ltd.	13,626
8,300	Hang Seng Bank, Ltd.	178,968
5,500	Henderson Land Development Co., Ltd.	25,613

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Hong Kong (Continued)
7,500	HKBN, Ltd.	$13,818
19,200	HKR International, Ltd.	7,618
21,000	HKT Trust & HKT, Ltd.	33,331
23,100	Hong Kong & China Gas Co., Ltd.	45,035
7,602	Hong Kong Exchanges & Clearing, Ltd.	223,083
14,000	Hongkong & Shanghai Hotels, Ltd. (The)	13,629
50,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,421
3,000	Hysan Development Co., Ltd.	12,095
41,000	IGG, Inc.	25,528
5,500	Johnson Electric Holdings, Ltd.	9,852
7,000	Kerry Logistics Network, Ltd.	11,200
6,000	Kerry Properties, Ltd.	18,488
5,750	L’Occitane International SA	11,445
38,400	Landing International Development, Ltd.*	5,046
92,000	Li & Fung, Ltd.	10,447
15,500	Lifestyle International Holdings, Ltd.	16,157
6,000	Luk Fook Holdings International, Ltd.	15,066
51,600	Man Wah Holdings, Ltd.	32,194
480,000	Mason Group Holdings, Ltd.	6,798
11,000	Melco International Development, Ltd.	26,161
4,079	MTR Corp., Ltd.	22,899
68,000	New World Development Co., Ltd.	88,322
44,000	NewOcean Energy Holdings, Ltd.*	8,308
17,000	NWS Holdings, Ltd.	26,332
181,000	Pacific Basin Shipping, Ltd.	36,950
29,000	Pacific Textiles Holdings, Ltd.	19,499
66,000	PCCW, Ltd.	37,052
3,000	Power Assets Holdings, Ltd.	20,153
60,000	Sa Sa International Holdings, Ltd.	13,320
6,900	Samsonite International SA#	14,614
12,800	Sands China, Ltd.	57,976
12,000	Shangri-La Asia, Ltd.	12,248
100,000	Shun Tak Holdings, Ltd.	39,808
138,000	Singamas Container Holdings, Ltd.	16,551
8,000	Sino Land Co., Ltd.	12,024
23,000	SITC International Holdings Co., Ltd.	23,711
13,500	SmarTone Telecommunications Holdings, Ltd.	11,730
5,500	Sun Hung Kai Properties, Ltd.	79,156
27,000	SUNeVision Holdings, Ltd.	20,187
4,500	Swire Pacific, Ltd., Class A	41,884
15,000	Swire Pacific, Ltd., Class B	21,932
3,000	Swire Properties, Ltd.	9,416
8,000	Techtronic Industries Co., Ltd.	55,680
12,000	Television Broadcasts, Ltd.	19,567
30,000	United Laboratories International Holdings, Ltd. (The)	15,770
4,000	Vitasoy International Holdings, Ltd.	16,204
1,300	VTech Holdings, Ltd.	11,337
105,500	WH Group, Ltd.#	94,493
2,000	Wharf Real Estate Investment Co., Ltd.	10,922
3,000	Wheelock & Co., Ltd.	17,090
9,200	Wynn Macau, Ltd.	17,959
34,000	Xinyi Glass Holdings, Ltd.	37,437

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Hong Kong (Continued)
6,000	Yue Yuen Industrial Holdings, Ltd.	$16,421
		3,197,748
	Ireland—0.5%
5,093	AIB Group Plc	15,121
10,939	Bank of Ireland Group Plc	43,400
3,640	C&C Group Plc	16,465
10,801	Cairn Homes Plc*	13,256
3,828	CRH Plc	131,804
5,700	CRH Plc, SP ADR	195,852
1,025	Flutter Entertainment Plc*	95,811
3,273	Glanbia Plc	40,668
1,946	Irish Continental Group Plc	8,866
1,159	Kerry Group Plc, Class A	135,547
1,950	Kingspan Group Plc	95,218
2,108	Smurfit Kappa Group Plc	62,725
		854,733
	Israel—0.4%
669	ADO Group, Ltd.*	18,379
734	Airport City, Ltd.*	14,252
568	Alony Hetz Properties & Investments, Ltd.	8,309
2,317	Amot Investments, Ltd.	17,150
9,376	Bank Hapoalim BM*	73,902
9,084	Bank Leumi Le-Israel BM	64,650
25	Bayside Land Corp.	15,987
2,356	Cellcom Israel, Ltd.*	6,625
1,006	Clal Insurance Enterprises Holdings, Ltd.*	15,202
187	Elbit Systems, Ltd.†	30,812
58	Electra, Ltd.	18,503
432	First Intl Bank Israel*	11,504
501	Fox Wizel, Ltd.	17,900
2,147	Harel Insurance Investments & Financial Services, Ltd.	18,658
275	IDI Insurance Co., Ltd.	10,585
7,565	Israel Chemicals, Ltd.	37,561
6,033	Israel Discount Bank, Ltd., Class A	26,536
1,175	Matrix IT, Ltd.	19,993
2,083	Maytronics, Ltd.	17,748
1,106	Menora Mivtachim Holdings, Ltd.	16,719
1,212	Mizrahi Tefahot Bank, Ltd.	30,123
2,005	Naphtha Israel Petroleum Corp., Ltd.	11,178
156	Nice, Ltd.*	22,932
324	Nice, Ltd., SP ADR*	46,591
417	Nova Measuring Instruments, Ltd.*	13,483
21,016	Oil Refineries, Ltd.*	11,081
2,397	Partner Communications Co., Ltd.*	11,688
134	Paz Oil Co., Ltd.	19,582
403	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	22,815
6,488	Shikun & Binui, Ltd.	24,711
1,314	Summit Real Estate Holdings, Ltd.	15,577

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Israel (Continued)
769	Teva Pharmaceutical Industries, Ltd., SP ADR*	$5,291
		696,027
	Italy—1.9%
23,194	A2A SpA	42,572
548	ACEA SpA	10,942
1,290	Amplifon SpA	31,636
6,692	Anima Holding SpA#	25,500
9,605	Assicurazioni Generali SpA	186,138
2,754	Atlantia SpA	66,608
1,521	Autogrill SpA	14,730
1,709	Azimut Holding SpA	32,076
2,332	Banca Farmafactoring SpA#	12,162
623	Banca Generali SpA	19,217
1,606	Banca IFIS SpA	26,800
9,396	Banca Popolare di Sondrio SCPA	17,205
30,073	Banco BPM SpA*, †	61,426
10,009	BPER Banca	38,684
1,912	Brembo SpA†	18,631
1,230	Buzzi Unicem SpA	28,207
3,016	Cairo Communication SpA	7,725
1,408	Cerved Group SpA	12,277
13,512	CIR-Compagnie Industriali Riunite SpA	13,696
8,425	CNH Industrial NV	85,768
3,914	Credito Emiliano SpA	21,096
248,243	Credito Valtellinese SpA*	16,911
2,404	Davide Campari-Milano SpA	21,722
253	DiaSorin SpA	29,423
59,059	Enel SpA	441,008
28,467	Eni SpA	435,442
806	ERG SpA	16,252
8,133	Falck Renewables SpA	34,430
1,143	Ferrari NV	176,345
211	Ferrari NV	32,513
22,449	Fiat Chrysler Automobiles NV	290,488
18,781	Fincantieri SpA†, *	19,938
6,697	FinecoBank Banca Fineco SpA	70,892
725	Gruppo MutuiOnline SpA	13,039
6,924	Hera SpA	28,421
192	IMA Industria Macchine Automatiche SpA†	13,435
1,134	Interpump Group SpA	35,844
48,690	Intesa Sanpaolo SpA	115,453
9,018	Iren SpA	26,303
7,345	Italgas SpA	47,410
2,260	Leonardo SpA	26,579
7,518	Mediobanca Banca di Credito Finanziario SpA	82,106
7,618	OVS SpA†, #, *	14,140
1,752	Pirelli & C SpA#	10,365
2,693	Poste Italiane SpA#	30,615
5,199	Saipem SpA*	23,528
1,080	Salvatore Ferragamo SpA†	19,959
10,551	Saras SpA	18,055
14,612	Snam SpA	73,803
5,594	Societa Cattolica di Assicurazioni SC	47,588

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Italy (Continued)
3,313	Tamburi Investment Partners SpA	$22,424
151,273	Telecom Italia SpA/Milano*	86,315
1,807	Tenaris SA	19,172
12,686	Terna Rete Elettrica Nazionale SpA	81,497
4,434	UniCredit SpA	52,291
22,877	Unione di Banche Italiane SpA†	64,232
15,391	Unipol Gruppo SpA	81,965
9,399	UnipolSai Assicurazioni SpA	24,996
		3,417,995
	Japan—17.9%
1,200	77 Bank, Ltd. (The)	17,791
400	ABC-Mart, Inc.	25,415
5,900	Acom Co., Ltd.	23,136
1,200	Adastria Co., Ltd.	26,958
1,500	ADEKA Corp.	18,590
2,500	Advantest Corp.	110,405
4,700	Aeon Co., Ltd.	86,089
1,400	AEON Financial Service Co., Ltd.†	21,053
2,100	AGC, Inc.	65,064
1,200	Ai Holdings Corp.	20,476
700	Aica Kogyo Co., Ltd.	20,587
2,900	Aida Engineering, Ltd.	23,415
8,600	Aiful Corp.†, *	20,043
300	Ain Holdings, Inc.	17,452
2,300	Air Water, Inc.	41,097
2,300	Aisin Seiki Co., Ltd.	72,217
2,900	Ajinomoto Co., Inc.	54,714
1,200	Alconix Corp.†	13,951
800	Alfresa Holdings Corp.	17,853
2,600	Alps Alpine Co., Ltd.	48,501
2,700	Amada Holdings Co., Ltd.	29,066
1,000	Amano Corp.	30,428
700	ANA Holdings, Inc.	23,526
1,500	Anritsu Corp.†	29,397
1,100	AOKI Holdings, Inc.	10,570
900	Aoyama Trading Co., Ltd.†	15,665
700	Aozora Bank, Ltd.	17,493
500	Arata Corp.	18,335
2,000	Arcland Sakamoto Co., Ltd.	23,177
1,000	Arcs Co., Ltd.	20,892
1,400	Arisawa Manufacturing Co., Ltd.	13,155
1,800	Asahi Diamond Industrial Co., Ltd.	10,255
3,400	Asahi Group Holdings, Ltd.	168,231
1,000	Asahi Holdings, Inc.	20,587
1,600	Asahi Intecc Co., Ltd.	41,981
15,000	Asahi Kasei Corp.	147,607
10,900	Astellas Pharma, Inc.	155,095
2,400	Atom Corp.†	21,619
1,600	Avex, Inc.	18,734
800	Awa Bank, Ltd. (The)	18,031
1,100	Azbil Corp.†	29,391
2,000	Bandai Namco Holdings, Inc.†	124,486
600	Bank of Kyoto, Ltd. (The)	23,445

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,300	Bank of the Ryukyus, Ltd.	$13,370
1,300	Bell System24 Holdings, Inc.	19,850
1,300	Belluna Co., Ltd.	8,248
800	Benesse Holdings, Inc.	20,761
1,500	Bic Camera, Inc.	15,773
800	BML, Inc.	21,501
7,200	Bridgestone Corp.	278,611
4,000	Broadleaf Co., Ltd.	21,531
1,400	Brother Industries, Ltd.	25,326
3,200	Bunka Shutter Co., Ltd.	27,346
700	Calbee, Inc.	21,753
900	Canon Electronics, Inc.	15,257
4,600	Canon, Inc.	122,631
1,200	Capcom Co., Ltd.	31,774
1,600	Casio Computer Co., Ltd.	24,786
1,300	Cawachi, Ltd.	25,056
1,100	Central Glass Co., Ltd.	23,043
900	Central Japan Railway Co.	184,953
3,700	Chiba Bank, Ltd. (The)†	19,026
1,100	Chofu Seisakusho Co., Ltd.	24,325
3,800	Chubu Electric Power Co., Inc.	55,001
700	Chudenko Corp.	15,136
400	Chugai Pharmaceutical Co., Ltd.	31,075
1,700	Chugoku Electric Power Co., Inc. (The)†	21,839
2,300	Chugoku Marine Paints, Ltd.	18,783
5,400	Citizen Watch Co., Ltd.	26,369
2,400	CKD Corp.†	28,500
3,900	CMK Corp.	20,812
800	Coca-Cola Bottlers Japan Holdings, Inc.	17,935
800	cocokara fine, Inc.	43,061
1,000	Colowide Co., Ltd.†	18,469
900	COMSYS Holdings Corp.	25,471
5,100	Concordia Financial Group, Ltd.	19,527
2,000	Cosmo Energy Holdings Co., Ltd.	41,156
1,900	Credit Saison Co., Ltd.	25,462
900	CyberAgent, Inc.†	34,543
1,700	Dai Nippon Printing Co., Ltd.	43,882
3,600	Dai-ichi Life Holdings, Inc.	54,237
2,100	Daicel Corp.	17,732
3,700	Daido Metal Co., Ltd.	21,832
600	Daido Steel Co., Ltd.	23,501
700	Daifuku Co., Ltd.†	36,060
1,000	Daihen Corp.	30,197
700	Daiho Corp.	18,464
400	Daiichi Sankyo Co., Ltd.	25,171
600	Daiichikosho Co., Ltd.	27,690
1,500	Daikin Industries, Ltd.	196,717
1,400	Daikyonishikawa Corp.	10,268
800	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	23,454
1,900	Daio Paper Corp.†	24,109
900	Daiseki Co., Ltd.	22,965
400	Daishi Hokuetsu Financial Group, Inc.	10,055
500	Daito Trust Construction Co., Ltd.	63,861
5,300	Daiwa House Industry Co., Ltd.†	171,855

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
9,500	Daiwa Securities Group, Inc.	$42,296
500	Daiwabo Holdings Co., Ltd.	20,717
2,200	DCM Holdings Co., Ltd.	21,568
1,200	DeNA Co., Ltd.	21,164
1,300	Denka Co., Ltd.	35,721
3,100	Denso Corp.	136,156
200	Dentsu, Inc.	7,038
2,400	Dexerials Corp.†	17,757
1,200	DIC Corp.	33,273
400	Digital Arts, Inc.	26,414
400	Disco Corp.	75,690
1,800	DMG Mori Co., Ltd.	25,487
1,100	Doutor Nichires Holdings Co., Ltd.	21,791
1,100	Dowa Holdings Co., Ltd.	37,540
1,000	Duskin Co., Ltd.	25,748
500	DyDo Group Holdings, Inc.†	20,370
1,100	Eagle Industry Co., Ltd.	10,031
1,900	East Japan Railway Co.	181,170
1,100	Ebara Corp.	29,269
2,100	EDION Corp.†	20,257
300	Eisai Co., Ltd.	15,235
600	Eizo Corp.	20,920
800	Elecom Co., Ltd.	31,371
900	Electric Power Development Co., Ltd.	20,518
1,000	Exedy Corp.†	19,505
900	Fancl Corp., Class C†	23,914
200	FANUC Corp.	37,623
400	Fast Retailing Co., Ltd.	237,540
1,100	FCC Co., Ltd.	21,161
2,700	Ferrotec Holdings Corp.	21,001
2,100	Financial Products Group Co., Ltd.†	20,976
900	Foster Electric Co., Ltd.	15,232
400	FP Corp.	24,934
1,100	Fudo Tetra Corp.	12,320
1,600	Fuji Corp/Aichi	23,750
1,400	Fuji Electric Co., Ltd.†	42,793
1,500	Fuji Media Holdings, Inc.	19,297
700	Fuji Oil Holdings, Inc.	20,264
700	Fuji Seal International, Inc.	17,668
900	FUJIFILM Holdings Corp.	39,454
7,900	Fujikura, Ltd.†	30,248
1,600	Fujitsu General, Ltd.	26,621
2,800	Fujitsu, Ltd.	224,129
1,000	Fukuoka Financial Group, Inc.	18,876
600	Fukuyama Transporting Co., Ltd.	21,031
1,400	Funai Soken Holdings, Inc.	31,826
900	Furukawa Co., Ltd.	12,094
1,200	Furukawa Electric Co., Ltd.	28,844
1,200	Furuno Electric Co., Ltd.	10,443
800	Futaba Corp.	9,789
500	Fuyo General Lease Co., Ltd.	29,965
800	Geo Holdings Corp.	9,493
1,000	Glory, Ltd.†	28,023
1,700	GMO internet, Inc.	29,181

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
700	Goldcrest Co., Ltd.	$13,725
400	Goldwin, Inc.†	34,257
5,100	Gree, Inc.	23,206
2,200	GS Yuasa Corp.	37,988
4,900	Gunma Bank, Ltd. (The)	15,861
600	Gunze, Ltd.	25,027
1,700	H2O Retailing Corp.†	18,568
5,000	Hachijuni Bank, Ltd. (The)†	20,347
2,400	Hakuhodo DY Holdings, Inc.	34,649
700	Hamamatsu Photonics KK	25,961
2,200	Hankyu Hanshin Holdings, Inc.	84,745
800	Hanwa Co., Ltd.	21,856
400	Harmonic Drive Systems, Inc.†	17,387
5,200	Haseko Corp.	60,500
3,500	Hazama Ando Corp.	26,025
1,200	Heiwa Corp.	24,694
600	Heiwa Real Estate Co., Ltd.	13,429
900	Heiwado Co., Ltd.	16,880
200	Hikari Tsushin, Inc.	43,246
3,100	Hiroshima Bank, Ltd. (The)†	15,310
900	HIS Co., Ltd.	22,332
400	Hisamitsu Pharmaceutical Co., Inc.	17,480
1,000	Hitachi Capital Corp.	20,301
1,500	Hitachi Chemical Co., Ltd.	48,902
1,900	Hitachi Construction Machinery Co., Ltd.†	45,776
700	Hitachi High-Technologies Corp.	40,398
2,000	Hitachi Metals, Ltd.†	21,568
6,400	Hitachi Zosen Corp.	20,776
11,500	Hitachi, Ltd.	427,880
400	Hogy Medical Co., Ltd.	11,431
2,900	Hokkaido Electric Power Co., Inc.†	15,261
700	Hokkoku Bank, Ltd. (The)	18,134
3,000	Hokuetsu Corp.	14,983
1,800	Hokuhoku Financial Group, Inc.	17,397
2,300	Hokuriku Electric Power Co.*	15,443
1,200	Hokuto Corp.	22,019
11,600	Honda Motor Co., Ltd.	300,232
500	Horiba, Ltd.	28,855
3,100	Hosiden Corp.	31,710
2,400	Hoya Corp.	195,751
2,300	Hulic Co., Ltd.	23,505
3,000	Hyakugo Bank, Ltd. (The)	9,572
1,400	Ibiden Co., Ltd.†	28,162
1,000	IBJ Leasing Co., Ltd.	27,024
6,700	Ichigo, Inc.	26,955
600	Idec Corp.†	10,882
3,300	Idemitsu Kosan Co., Ltd.	93,239
2,200	IHI Corp.	47,774
1,100	Iida Group Holdings Co., Ltd.	17,885
900	Inabata & Co., Ltd.	11,054
7,300	Inpex Corp.	66,914
1,000	Internet Initiative Japan, Inc.	22,705
600	Iriso Electronics Co., Ltd.	28,745
1,900	Isetan Mitsukoshi Holdings, Ltd.	15,147

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,600	Ishihara Sangyo Kaisha, Ltd.	$14,413
1,500	Isuzu Motors, Ltd.	16,516
500	Ito En, Ltd.	23,538
2,500	ITOCHU Corp.†	51,584
3,400	Itoham Yonekyu Holdings, Inc.	21,320
700	Iwatani Corp.	23,630
4,100	Iyo Bank, Ltd. (The)†	21,424
500	Izumi Co., Ltd.	19,561
1,600	J Front Retailing Co., Ltd.	18,704
2,300	J Trust Co., Ltd.†	8,445
1,300	Jaccs Co., Ltd.	27,413
700	Jafco Co., Ltd.	26,414
1,400	Japan Airlines Co., Ltd.	41,589
1,800	Japan Aviation Electronics Industry, Ltd.	25,487
4,900	Japan Exchange Group, Inc.	76,995
1,500	Japan Lifeline Co., Ltd.	24,028
1,100	Japan Petroleum Exploration Co., Ltd.	27,865
4,300	Japan Post Holdings Co., Ltd.	39,570
600	Japan Pulp & Paper Co., Ltd.	20,892
3,000	Japan Securities Finance Co., Ltd.	13,956
1,300	Japan Steel Works, Ltd. (The)	24,960
10,300	Japan Tobacco, Inc.	225,385
2,800	Japan Wool Textile Co., Ltd. (The)	25,585
1,100	JCU Corp.	22,137
3,600	JFE Holdings, Inc.	43,283
1,500	JGC Corp.	19,602
400	JINS Holdings, Inc.	23,713
600	Joshin Denki Co., Ltd.	11,870
700	JSR Corp.	11,194
3,800	JTEKT Corp.†	43,544
1,600	Juki Corp.	13,362
800	Juroku Bank, Ltd. (The)	17,513
8,900	JVCKenwood Corp.	26,258
45,900	JXTG Holdings, Inc.	209,028
2,200	K’s Holdings Corp.	23,928
1,900	Kadokawa Dwango*	26,552
800	Kaga Electronics Co., Ltd.	14,302
800	Kagome Co., Ltd.	20,191
7,500	Kajima Corp.	98,289
1,100	Kakaku.com, Inc.	27,041
500	Kaken Pharmaceutical Co., Ltd.	23,168
1,000	Kamigumi Co., Ltd.	22,640
1,300	Kanamoto Co., Ltd.	32,258
2,200	Kandenko Co., Ltd.	19,655
600	Kaneka Corp.	18,673
1,700	Kanematsu Corp.	19,087
4,400	Kansai Electric Power Co., Inc. (The)	49,178
1,200	Kansai Paint Co., Ltd.	27,868
3,100	Kao Corp.	228,905
400	Kato Sangyo Co., Ltd.	12,393
300	KAWADA TECHNOLOGIES, Inc.†	19,311
2,100	Kawasaki Heavy Industries, Ltd.†	46,457
1,600	Kawasaki Kisen Kaisha, Ltd.*, †	18,601
15,300	KDDI Corp.	399,746

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,200	Keihan Holdings Co., Ltd.	$53,327
1,300	Keihin Corp.	19,057
1,500	Keikyu Corp.	29,064
700	Keio Corp.	43,570
200	Keisei Electric Railway Co., Ltd.	8,222
2,500	Keiyo Bank, Ltd. (The)	14,775
4,600	Kenedix, Inc.	23,186
900	Kewpie Corp.	21,001
500	Keyence Corp.	309,364
1,100	KH Neochem Co., Ltd.	23,938
400	Kikkoman Corp.	19,089
1,400	Kintetsu Group Holdings Co., Ltd.	72,897
1,700	Kintetsu World Express, Inc.	23,867
6,400	Kirin Holdings Co., Ltd.	135,428
800	Kissei Pharmaceutical Co., Ltd.	19,244
1,500	Kito Corp.	21,489
2,600	Kitz Corp.	17,289
1,600	Kiyo Bank, Ltd. (The)	24,845
1,900	Koa Corp.	23,336
800	Kobe Bussan Co., Ltd.	38,770
4,400	Kobe Steel, Ltd.	23,440
900	Kohnan Shoji Co., Ltd.	19,860
1,500	Koito Manufacturing Co., Ltd.	73,249
1,500	Kokuyo Co., Ltd.	20,920
11,000	Komatsu, Ltd.†	251,792
1,100	KOMEDA Holdings Co., Ltd.	20,479
1,000	Komeri Co., Ltd.	20,180
1,400	Komori Corp.	14,748
700	Konami Holdings Corp.	33,794
6,900	Konica Minolta, Inc.	47,989
1,200	Konoike Transport Co., Ltd.	17,702
300	Kose Corp.†	50,636
500	Kotobuki Spirits Co., Ltd.	32,786
4,600	Kubota Corp.	69,537
400	Kumagai Gumi Co., Ltd.	11,376
3,100	Kumiai Chemical Industry Co., Ltd.†	26,692
2,700	Kuraray Co., Ltd.	33,137
400	Kureha Corp.	23,787
1,100	Kurita Water Industries, Ltd.	29,432
1,100	KYB Corp.*	32,199
500	Kyocera Corp.	31,006
1,500	Kyoei Steel, Ltd.	28,065
1,700	Kyokuto Kaihatsu Kogyo Co., Ltd.	20,392
500	KYORIN Holdings, Inc.	8,273
500	Kyoritsu Maintenance Co., Ltd.†	21,387
1,000	Kyowa Exeo Corp.	24,231
1,100	Kyowa Kirin Co. Ltd.	21,344
600	Kyudenko Corp.	19,977
2,400	Kyushu Electric Power Co., Inc.	22,640
5,000	Kyushu Financial Group, Inc.	20,347
1,200	Kyushu Railway Co.	38,234
800	Lasertec Corp.	50,016
400	Lawson, Inc.	20,458
2,600	Leopalace21 Corp.*, †	6,108

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,000	Life Corp.	$19,921
100	LINE Corp.*	3,575
1,000	Lintec Corp.	19,764
1,100	Lion Corp.	21,680
2,600	LIXIL Group Corp.†	45,688
1,400	LIXIL VIVA Corp.	21,028
3,900	M3, Inc.	93,852
700	Mabuchi Motor Co., Ltd.	26,058
1,300	Macnica Fuji Electronics Holdings, Inc.	16,688
900	Macromill, Inc.	7,375
3,800	Maeda Corp.	33,106
800	Maeda Kosen Co., Ltd.	11,291
1,100	Maeda Road Construction Co., Ltd.	23,908
600	Makino Milling Machine Co., Ltd.	26,081
900	Makita Corp.	28,301
3,800	Marubeni Corp.	25,223
800	Marudai Food Co., Ltd.	16,921
700	Maruha Nichiro Corp.	17,635
1,100	Marui Group Co., Ltd.	23,216
2,200	Marusan Securities Co., Ltd.†	10,133
400	Maruwa Co., Ltd.	25,637
1,900	Matsui Securities Co., Ltd.†	15,956
1,700	Maxell Holdings, Ltd.†	24,260
6,700	Mazda Motor Corp.	59,456
500	McDonald’s Holdings Co. Japan, Ltd.	24,185
9,000	Mebuki Financial Group, Inc.†	22,141
1,000	Medipal Holdings Corp.	22,252
1,000	Megachips Corp.	15,279
1,000	Megmilk Snow Brand Co., Ltd.	24,055
1,700	Meidensha Corp.	29,134
700	MEIJI Holdings Co., Ltd.	51,015
1,200	Meiko Electronics Co., Ltd.†	16,525
500	Meitec Corp.	24,462
600	Milbon Co., Ltd.	29,521
1,200	Mimasu Semiconductor Industry Co., Ltd.	19,244
5,500	MINEBEA MITSUMI, Inc.	87,034
900	Miraca Holdings, Inc.†	20,493
1,600	Mirait Holdings Corp.†	24,105
1,000	MISUMI Group, Inc.	23,519
15,300	Mitsubishi Chemical Holdings Corp.	108,971
3,600	Mitsubishi Corp.	88,264
13,000	Mitsubishi Electric Corp.	172,231
4,500	Mitsubishi Estate Co., Ltd.	86,733
1,700	Mitsubishi Gas Chemical Co., Inc.†	22,672
300	Mitsubishi Heavy Industries, Ltd.	11,742
1,000	Mitsubishi Materials Corp.	26,960
5,200	Mitsubishi Motors Corp.	22,555
1,500	Mitsubishi Tanabe Pharma Corp.	16,439
43,600	Mitsubishi UFJ Financial Group, Inc.	221,135
8,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	50,209
4,900	Mitsui & Co., Ltd.	80,122
3,000	Mitsui Chemicals, Inc.	67,034
2,100	Mitsui E&S Holdings Co., Ltd.*	18,412
800	Mitsui Fudosan Co., Ltd.	19,821

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,900	Mitsui Mining & Smelting Co., Ltd.	$44,862
1,900	Mitsui OSK Lines, Ltd.	47,972
800	Mitsui-Soko Holdings Co., Ltd.	12,378
900	Miura Co., Ltd.	25,054
1,000	Mixi, Inc.†	21,022
700	Miyazaki Bank, Ltd. (The)	15,680
84,900	Mizuho Financial Group, Inc.	130,029
300	Mochida Pharmaceutical Co., Ltd.	11,459
400	Modec, Inc.	9,726
7,000	Monex Group, Inc.†	20,134
300	Monogatari Corp. (The)	27,968
1,100	MonotaRO Co., Ltd.†	28,750
700	Morinaga Milk Industry Co., Ltd.	26,673
1,800	MS&AD Insurance Group Holdings, Inc.	58,266
4,200	Murata Manufacturing Co., Ltd.	201,406
2,000	Musashi Seimitsu Industry Co., Ltd.	25,360
1,000	Musashino Bank, Ltd. (The)	17,341
1,200	Nabtesco Corp.	37,124
600	Nachi-Fujikoshi Corp.	26,858
1,500	Nagase & Co., Ltd.	20,892
1,300	Nagoya Railroad Co., Ltd.	38,835
1,200	Nankai Electric Railway Co., Ltd.	30,354
800	Nanto Bank, Ltd. (The)	18,689
2,600	NEC Corp.	109,651
1,100	NET One Systems Co., Ltd.†	29,635
2,000	NGK Insulators, Ltd.	28,467
2,500	NGK Spark Plug Co., Ltd.	47,584
700	NH Foods, Ltd.	28,129
2,400	NHK Spring Co., Ltd.†	18,290
1,300	Nichi-iko Pharmaceutical Co., Ltd.	14,452
1,200	Nichias Corp.	21,220
2,800	Nichicon Corp.	25,482
2,200	NichiiGakkan Co., Ltd.	36,014
800	Nichirei Corp.	18,231
1,000	Nidec Corp.†	134,289
1,600	Nifco, Inc.	38,193
700	Nihon Kohden Corp.	20,555
1,000	Nihon M&A Center, Inc.†	28,116
1,800	Nihon Parkerizing Co., Ltd.	19,494
900	Nihon Unisys, Ltd.	28,966
1,700	Nikkiso Co., Ltd.	18,112
1,300	Nikkon Holdings Co., Ltd.	29,577
3,000	Nikon Corp.	37,401
200	Nintendo Co., Ltd.	74,025
1,200	Nippo Corp.	22,185
600	Nippon Carbon Co., Ltd.†	21,170
1,500	Nippon Chemi-Con Corp.	22,030
700	Nippon Densetsu Kogyo Co., Ltd.	14,463
900	Nippon Electric Glass Co., Ltd.	20,010
1,200	Nippon Express Co., Ltd.	61,151
900	Nippon Flour Mills Co., Ltd.	14,059
600	Nippon Gas Co., Ltd.	16,897
15,200	Nippon Light Metal Holdings Co., Ltd.	27,272
1,200	Nippon Paper Industries Co., Ltd.†	19,522

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,200	Nippon Seiki Co., Ltd.	$18,357
2,600	Nippon Sheet Glass Co., Ltd.	15,534
400	Nippon Shokubai Co., Ltd.	22,714
2,600	Nippon Signal Company, Ltd.	29,000
900	Nippon Soda Co., Ltd.	21,725
5,500	Nippon Steel Corp.	76,580
500	Nippon Steel Trading Corp.	19,538
3,600	Nippon Suisan Kaisha, Ltd.	20,343
4,000	Nippon Telegraph & Telephone Corp.	190,742
4,900	Nippon Thompson Co., Ltd.	20,393
530	Nippon Yakin Kogyo Co., Ltd.†	10,612
1,800	Nippon Yusen KK	30,049
2,200	Nipro Corp.†	24,681
2,000	Nishi-Nippon Financial Holdings, Inc.	14,002
900	Nishi-Nippon Railroad Co., Ltd.	19,744
1,000	Nishimatsu Construction Co., Ltd.	18,590
700	Nishio Rent All Co., Ltd.	17,959
1,300	Nissan Chemical Corp.	54,044
27,700	Nissan Motor Co., Ltd.	172,694
2,700	Nissan Shatai Co., Ltd.	21,850
1,100	Nissha Co., Ltd.†	10,896
800	Nisshin Oillio Group, Ltd. (The)	25,082
5,700	Nisshinbo Holdings, Inc.	44,388
400	Nissin Foods Holdings Co., Ltd.	28,855
1,600	Nissin Kogyo Co., Ltd.	22,389
500	Nitori Holdings Co., Ltd.	73,110
1,300	Nitto Boseki Co., Ltd.†	39,977
1,400	Nitto Denko Corp.	67,381
700	Nitto Kogyo Corp.	13,246
500	Noevir Holdings Co., Ltd.	26,081
700	NOF Corp.	23,015
1,100	Nojima Corp.	18,434
1,500	NOK Corp.†	22,224
1,800	Nomura Co., Ltd.	22,640
9,400	Nomura Holdings, Inc.	39,808
1,100	Nomura Real Estate Holdings, Inc.	23,745
1,500	Nomura Research Institute, Ltd.	29,840
300	Noritake Co., Ltd.	11,029
700	Noritsu Koki Co., Ltd.†	10,993
1,100	Noritz Corp.	12,747
7,800	North Pacific Bank, Ltd.	16,520
1,100	NSD Co., Ltd.	31,588
5,200	NSK, Ltd.†	43,764
10,800	NTN Corp.†	30,964
5,900	NTT Data Corp.	76,066
11,900	NTT DOCOMO, Inc.	302,989
600	Obara Group, Inc.	20,254
6,000	Obayashi Corp.	59,709
300	Obic Co., Ltd.	34,183
2,100	Odakyu Electric Railway Co., Ltd.	50,264
1,100	Ogaki Kyoritsu Bank, Ltd. (The)	24,325
12,000	Oji Holdings Corp.	55,935
1,000	Okamura Corp.	9,739
4,600	Okasan Securities Group, Inc.	16,294

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,800	Oki Electric Industry Co., Ltd.	$24,488
1,100	Okinawa Electric Power Co., Inc. (The)	17,295
500	OKUMA Corp.	27,052
700	Okumura Corp.	18,677
12,400	Olympus Corp.	166,977
2,400	Omron Corp.†	131,181
3,700	Onward Holdings Co., Ltd.	19,197
1,200	Open House Co., Ltd.	28,567
400	Oracle Corp. Japan	34,664
8,100	Orient Corp.	10,862
400	Oriental Land Co., Ltd.	60,818
15,600	ORIX Corp.	232,431
2,000	Osaka Gas Co., Ltd.	38,234
1,100	OSG Corp.	22,727
700	Otsuka Corp.	27,871
200	Otsuka Holdings Co., Ltd.	7,473
1,900	Outsourcing, Inc.	18,064
1,600	Pacific Industrial Co., Ltd.	23,366
900	Pacific Metals Co., Ltd.	18,653
3,600	Pan Pacific International Holdings Corp.	60,097
31,300	Panasonic Corp.	253,468
3,900	Penta-Ocean Construction Co., Ltd.	21,569
800	PeptiDream, Inc.*	37,956
1,300	Persol Holdings Co., Ltd.	24,551
1,000	Pigeon Corp.	41,202
500	Pilot Corp.	18,497
1,100	Piolax, Inc.	18,821
2,500	Press Kogyo Co., Ltd.	10,405
1,600	Pressance Corp.	25,778
1,100	Prima Meat Packers, Ltd.	21,863
1,300	Qol Holdings Co., Ltd.	17,253
1,600	Raito Kogyo Co., Ltd.	20,983
8,000	Rakuten, Inc.	78,798
7,700	Recruit Holdings Co., Ltd.	234,009
900	Relo Group, Inc.	22,041
11,000	Renesas Electronics Corp.*	71,417
2,800	Rengo Co., Ltd.	20,147
4,900	Resona Holdings, Inc.	20,982
1,100	Resorttrust, Inc.†	17,783
3,000	Ricoh Co., Ltd.	26,997
400	Ricoh Leasing Co., Ltd.	12,911
400	Rinnai Corp.	26,858
4,000	Riso Kyoiku Co., Ltd.	16,240
100	Rohm Co., Ltd.	7,630
900	Royal Holdings Co., Ltd.	22,732
500	Ryobi, Ltd.	8,356
2,000	Ryohin Keikaku Co., Ltd.	37,327
200	Ryosan Co., Ltd.†	5,076
600	S Foods, Inc.	16,548
1,300	Saizeriya Co., Ltd.	33,388
1,300	Sakata INX Corp.	13,454
2,700	Sala Corp.	15,033
1,800	SAMTY Co., Ltd.	31,364
2,100	San-Ai Oil Co., Ltd.	20,607

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
3,000	San-In Godo Bank, Ltd. (The)	$18,201
1,200	Sangetsu Corp.	22,552
1,200	Sanken Electric Co., Ltd.	23,628
1,300	Sanki Engineering Co., Ltd.	15,390
600	Sankyo Co., Ltd.	20,615
500	Sankyu, Inc.	25,942
2,200	Santen Pharmaceutical Co., Ltd.	38,211
2,300	Sanwa Holdings Corp.	25,696
500	Sanyo Chemical Industries, Ltd.	21,503
300	Sanyo Denki Co., Ltd.	13,096
1,200	Sapporo Holdings, Ltd.	29,899
900	Sato Holdings Corp.	24,289
400	Sawai Pharmaceutical Co., Ltd.	20,643
1,000	SBI Holdings, Inc.	21,373
600	SCREEN Holdings Co., Ltd.	35,348
600	SCSK Corp.	28,134
1,000	Secom Co., Ltd.	91,172
3,000	Seibu Holdings, Inc.	52,245
1,000	Seikagaku Corp.	10,460
4,500	Seiko Epson Corp.†	63,260
1,100	Seiko Holdings Corp.	24,274
1,600	Seino Holdings Co., Ltd.	20,006
1,400	Seiren Co., Ltd.	16,081
6,200	Sekisui Chemical Co., Ltd.	95,932
6,000	Sekisui House, Ltd.	117,919
8,500	Senshu Ikeda Holdings, Inc.	14,701
600	Seria Co., Ltd.†	14,555
5,900	Seven & I Holdings Co., Ltd.	225,469
7,000	Seven Bank, Ltd.†	19,163
1,900	Sharp Corp.†	20,999
600	Shibuya Corp.	16,026
1,000	Shiga Bank, Ltd. (The)	22,705
1,700	Shikoku Electric Power Co., Inc.†	16,021
900	Shima Seiki Manufacturing, Ltd.	20,618
1,300	Shimachu Co., Ltd.	31,729
1,000	Shimadzu Corp.	25,230
300	Shimamura Co., Ltd.	23,750
100	Shimano, Inc.	15,057
3,500	Shimizu Corp.†	31,658
1,400	Shin-Etsu Chemical Co., Ltd.	149,679
3,100	Shin-Etsu Polymer Co., Ltd.	21,503
2,800	Shinko Electric Industries Co., Ltd.	23,824
1,700	Shinmaywa Industries, Ltd.	19,842
1,800	Shinsei Bank, Ltd.	26,203
1,600	Shionogi & Co., Ltd.	88,771
600	Ship Healthcare Holdings, Inc.	25,498
2,600	Shiseido Co., Ltd.	207,495
2,200	Shizuoka Bank, Ltd. (The)	16,379
2,800	Shizuoka Gas Co., Ltd.	23,721
600	SHO-BOND Holdings Co., Ltd.	21,031
1,000	Showa Corp.	14,400
2,700	Showa Denko KK	70,543
1,000	Siix Corp.†	13,568
2,200	Sinfonia Technology Co., Ltd.	24,355

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
3,900	SKY Perfect JSAT Holdings, Inc.	$15,762
2,600	Skylark Holdings Co., Ltd.†	47,275
200	SMC Corp.	85,272
1,300	SMS Co., Ltd.	31,597
2,700	Sodick Co., Ltd.	19,278
15,400	SoftBank Group Corp.	603,894
500	Sohgo Security Services Co., Ltd.	26,173
7,800	Sojitz Corp.	24,166
1,400	Sompo Holdings, Inc.	58,486
10,500	Sony Corp.	616,356
1,100	Sony Financial Holdings, Inc.	23,826
800	Sotetsu Holdings, Inc.	20,887
800	Square Enix Holdings Co., Ltd.	38,844
400	Stanley Electric Co., Ltd.	10,566
1,600	Star Micronics Co., Ltd.	22,655
800	Starts Corp., Inc.	19,518
7,300	Subaru Corp.	205,244
3,200	SUMCO Corp.	42,913
13,500	Sumitomo Chemical Co., Ltd.	60,555
3,800	Sumitomo Corp.	59,324
700	Sumitomo Dainippon Pharma Co., Ltd.†	11,491
5,300	Sumitomo Electric Industries, Ltd.	67,203
1,600	Sumitomo Forestry Co., Ltd.†	21,249
1,700	Sumitomo Heavy Industries, Ltd.	50,312
1,100	Sumitomo Metal Mining Co., Ltd.	34,050
3,600	Sumitomo Mitsui Construction Co., Ltd.	18,878
4,200	Sumitomo Mitsui Financial Group, Inc.	143,528
1,200	Sumitomo Mitsui Trust Holdings, Inc.	43,239
900	Sumitomo Osaka Cement Co., Ltd.	38,497
1,700	Sumitomo Realty & Development Co., Ltd.	64,667
3,700	Sumitomo Rubber Industries, Ltd.	43,870
400	Sumitomo Seika Chemicals Co., Ltd.	11,801
900	Sumitomo Warehouse Co., Ltd. (The)	11,828
2,600	Sun Frontier Fudousan Co., Ltd.	30,996
700	Sundrug Co., Ltd.	22,012
1,100	Suntory Beverage & Food, Ltd.	47,001
400	Sushiro Global Holdings, Ltd.	26,895
400	Suzuken Co., Ltd.	21,457
3,200	Suzuki Motor Corp.	135,754
1,200	Sysmex Corp.	80,263
1,700	Systena Corp.†	25,250
800	T Hasegawa Co., Ltd.†	14,761
2,400	T&D Holdings, Inc.	25,415
700	Tachi-S Co., Ltd.	8,468
2,200	Tadano, Ltd.	20,937
1,800	Taiheiyo Cement Corp.	48,128
3,200	Taisei Corp.	123,857
2,000	Taiyo Yuden Co., Ltd.†	48,629
1,700	Takara Holdings, Inc.	16,807
1,600	Takashimaya Co., Ltd.	18,630
1,500	Takeda Pharmaceutical Co., Ltd.	51,191
1,200	Takeuchi Manufacturing Co., Ltd.	18,612
2,100	Tamura Corp.	11,206
2,100	TDK Corp.	187,810

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
600	TechnoPro Holdings, Inc.	$35,514
4,200	Teijin, Ltd.	80,640
400	Tekken Corp.	10,210
4,200	Terumo Corp.	135,177
1,600	THK Co., Ltd.	41,922
800	TIS, Inc.	46,095
3,100	Toagosei Co., Ltd.	34,863
1,500	Tobu Railway Co., Ltd.	48,555
2,200	Tocalo Co., Ltd.†	18,190
3,500	Toda Corp.	20,102
200	Toei Co., Ltd.	28,338
500	Toho Gas Co., Ltd.	19,098
1,500	Toho Holdings Co., Ltd.†	34,696
900	Toho Zinc Co., Ltd.	16,639
3,300	Tohoku Electric Power Co., Inc.	32,168
3,600	Tokai Carbon Co., Ltd.†	36,191
1,300	Tokai Rika Co., Ltd.†	21,954
4,800	Tokai Tokyo Financial Holdings, Inc.	13,229
200	Token Corp.	12,264
1,100	Tokio Marine Holdings, Inc.	58,792
1,100	Tokuyama Corp.	25,200
1,300	Tokyo Broadcasting System Holdings, Inc.	21,016
700	Tokyo Century Corp.	32,338
1,500	Tokyo Dome Corp.†	14,428
9,100	Tokyo Electric Power Co. Holdings, Inc.*	44,522
1,100	Tokyo Electron, Ltd.†	209,216
2,400	Tokyo Gas Co., Ltd.	60,474
1,400	Tokyo Kiraboshi Financial Group, Inc.	18,127
800	Tokyo Ohka Kogyo Co., Ltd.	29,669
2,000	Tokyo Steel Manufacturing Co., Ltd.	15,316
2,700	Tokyo Tatemono Co., Ltd.	37,906
1,700	Tokyu Construction Co., Ltd.	12,987
2,900	Tokyu Corp.	54,393
6,100	Tokyu Fudosan Holdings Corp.	38,871
5,300	TOMONY Holdings, Inc.	17,156
1,900	Tomy Co., Ltd.	21,702
1,500	Topcon Corp.	19,880
2,600	Toppan Forms Co., Ltd.	24,575
1,500	Toppan Printing Co., Ltd.	26,525
1,100	Topre Corp.	17,335
500	Topy Industries, Ltd.	8,888
16,200	Toray Industries, Inc.	120,176
1,200	Toridoll Holdings Corp.	26,991
900	Torii Pharmaceutical Co., Ltd.	24,014
1,300	Tosei Corp.	15,341
1,100	Toshiba Machine Co., Ltd.	22,748
900	Toshiba TEC Corp.	26,553
6,500	Tosoh Corp.	85,845
600	TOTO, Ltd.	22,446
900	Towa Pharmaceutical Co., Ltd.	20,843
3,100	Toyo Construction Co., Ltd.	13,389
500	Toyo Ink SC Holdings Co., Ltd.	11,329
1,000	Toyo Seikan Group Holdings, Ltd.	15,501
1,600	Toyo Tire Corp.	20,214

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
2,500	Toyobo Co., Ltd.	$32,763
1,200	Toyoda Gosei Co., Ltd.	24,006
100	Toyota Industries Corp.	5,734
22,300	Toyota Motor Corp.†	1,488,248
1,400	Toyota Tsusho Corp.	45,124
600	TPR Co., Ltd.	9,550
1,200	Trend Micro, Inc.	57,045
300	Trusco Nakayama Corp.	6,997
800	TS Tech Co., Ltd.†	24,268
600	Tsubakimoto Chain Co.	19,172
2,600	Tsugami Corp.	22,002
700	Tsumura & Co.	18,710
700	TV Asahi Holdings Corp.	10,973
1,000	UACJ Corp.	16,777
2,000	Ube Industries, Ltd.	40,305
900	Ulvac, Inc.	36,125
2,300	Unicharm Corp.	72,749
800	Unipres Corp.	12,526
800	United Arrows, Ltd.	23,380
1,100	United Super Markets Holdings, Inc.	9,787
1,100	Unizo Holdings Co., Ltd.	48,985
2,000	Ushio, Inc.	28,227
1,300	USS Co., Ltd.	25,212
400	V Technology Co., Ltd.†	19,422
1,200	Valor Holdings Co., Ltd.	20,199
1,000	Valqua, Ltd.	20,097
1,400	Vital KSK Holdings, Inc.†	13,557
800	Wacoal Holdings Corp.	20,547
2,000	Wakita & Co., Ltd.	19,644
400	Welcia Holdings Co., Ltd.	20,125
1,000	West Japan Railway Co.	84,449
1,000	Xebio Holdings Co., Ltd.	10,886
19,800	Yahoo Japan Corp.	55,669
400	Yakult Honsha Co., Ltd.	22,345
4,400	Yamada Denki Co., Ltd.	21,283
2,100	Yamaguchi Financial Group, Inc.†	14,411
900	Yamaha Corp.	40,370
5,600	Yamaha Motor Co., Ltd.	101,409
2,400	Yamato Holdings Co., Ltd.	36,092
900	Yamato Kogyo Co., Ltd.	22,308
1,200	Yamazaki Baking Co., Ltd.	21,397
400	Yaoko Co., Ltd.	17,868
2,300	Yaskawa Electric Corp.	84,342
1,800	Yellow Hat, Ltd.	26,503
1,800	Yokogawa Bridge Holdings Corp.	26,985
1,200	Yokogawa Electric Corp.†	21,941
2,500	Yokohama Reito Co., Ltd.†	23,931
2,100	Yokohama Rubber Co., Ltd. (The)	41,971
700	Zenkoku Hosho Co., Ltd.	27,223
900	Zensho Holdings Co., Ltd.	19,394
2,300	Zeon Corp.	28,015

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,700	ZOZO, Inc.†	$39,181
		31,889,703
	Netherlands—2.1%
1,275	Aalberts NV	50,529
1,069	ABN AMRO Group NV, ADR CVA#	18,846
8,088	Aegon NV	33,649
1,266	Akzo Nobel NV	112,860
5,987	Altice Europe NV†, *	31,323
580	AMG Advanced Metallurgical Group NV†	13,971
576	Amsterdam Commodities NV	12,468
1,679	APERAM SA	40,883
2,059	Arcadis NV†	38,466
8,063	ArcelorMittal	113,421
802	ASM International NV	73,847
2,296	ASML Holding NV	568,699
2,865	ASR Nederland NV	105,766
331	Basic-Fit NV#, *	10,372
1,008	BE Semiconductor Industries NV	31,565
1,770	Boskalis Westminster†	36,925
954	Coca-Cola European Partners PLC	53,238
900	Corbion NV	26,133
691	Flow Traders#	18,091
2,407	Fugro NV, ADR CVA†, *	16,219
490	GrandVision NV#	14,676
2,149	Heineken NV	232,263
531	IMCD NV	39,269
12,834	ING Groep NV	134,345
1,133	Intertrust NV#	22,154
8,807	Koninklijke Ahold Delhaize NV	220,350
7,677	Koninklijke BAM Groep NV	19,178
812	Koninklijke DSM NV	97,708
54,875	Koninklijke KPN NV	171,119
2,981	Koninklijke Philips NV	138,089
899	Koninklijke Vopak NV	46,210
1,412	NN Group NV	50,079
1,110	OCI NV*	26,205
1,610	Randstad NV†	79,125
4,503	SBM Offshore NV	74,848
2,451	Signify NV#	67,401
239	Takeaway.com NV#, *	19,069
640	TKH Group NV, ADR	31,921
1,381	Tomtom NV*	15,504
9,584	Unilever NV	576,102
388	Van Lanschot Kempen NV, ADR	8,521
2,640	Wolters Kluwer NV	192,733
		3,684,140
	New Zealand—0.2%
4,903	Air New Zealand, Ltd.	8,597
3,320	Auckland International Airport, Ltd.	19,023
6,638	Chorus, Ltd.	20,991
5,590	Contact Energy, Ltd.	29,894
2,488	Fisher & Paykel Healthcare Corp., Ltd.	26,953

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	New Zealand (Continued)
3,641	Freightways, Ltd.	$18,514
10,832	Heartland Group Holdings, Ltd.†	10,988
12,658	Infratil, Ltd.	38,998
684	Restaurant Brands New Zealand, Ltd.*	4,840
5,933	SKYCITY Entertainment Group, Ltd.	14,898
3,942	Summerset Group Holdings, Ltd.	16,341
14,615	Telecom Corp. of New Zealand, Ltd.	40,360
4,896	Z Energy, Ltd.	17,169
		267,566
	Norway—0.7%
404	Adevinta ASA, Class B*	4,672
751	Aker BP ASA	20,092
4,348	Aker Solutions ASA*	11,747
2,299	Austevoll Seafood ASA	21,796
11,411	B2Holding ASA	7,821
426	Bakkafrost P/F	25,145
480	Bonheur ASA	10,552
1,580	Borregaard ASA	16,846
6,229	BW LPG, Ltd.#	36,459
5,362	BW Offshore, Ltd.*	37,013
4,966	DNB ASA	87,473
12,792	DNO ASA	18,448
12,646	Equinor ASA	240,545
4,440	Europris ASA#	12,279
1,329	FLEX LNG, Ltd.*	12,607
1,365	Gjensidige Forsikring ASA	27,060
768	Grieg Seafood ASA	9,387
2,876	Hoegh LNG Holdings, Ltd.	11,475
3,161	Mowi ASA	72,930
13,327	Norsk Hydro ASA	46,876
1,595	Norwegian Finans Holding ASA*	13,456
5,186	Odfjell Drilling, Ltd.*	16,280
5,133	Orkla ASA	46,694
10,139	PGS ASA*	13,797
397	Salmar ASA	17,412
1,776	Sbanken ASA#	12,826
2,544	Scatec Solar ASA#	32,689
404	Schibsted ASA, Class B	11,324
1,199	SpareBank 1 SR-Bank ASA	13,067
1,656	Stolt-Nielsen, Ltd.	19,040
2,911	Storebrand ASA	18,379
2,103	Subsea 7 SA	21,724
4,815	Telenor ASA	96,616
1,294	TGS NOPEC Geophysical Co. ASA	32,842
888	Tomra Systems ASA	23,719
518	Yara International ASA	22,308
		1,143,396
	Portugal—0.1%
3,185	Altri SGPS SA	21,159
2,841	CTT-Correios de Portugal SA†	6,577
5,615	Galp Energia SGPS SA	84,610
3,085	Jeronimo Martins SGPS SA	52,052

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Portugal (Continued)
5,953	Navigator Co. SA (The)†	$21,295
3,482	NOS SGPS SA	19,014
20,529	Sonae SGPS SA	19,131
		223,838
	Singapore—0.6%
35,700	Accordia Golf Trust	13,819
23,500	Ascendas India Trust	26,524
4,700	CapitaLand, Ltd.	12,004
62,200	CITIC Envirotech, Ltd.	14,401
3,400	City Developments, Ltd.	24,157
13,900	ComfortDelGro Corp., Ltd.	24,136
8,000	DBS Group Holdings, Ltd.	144,702
18,300	First Resources, Ltd.	21,184
132,400	Golden Agri-Resources, Ltd.	21,553
11,200	GuocoLand, Ltd.	16,288
1,300	Haw Par Corp., Ltd.	12,585
1,600	Hongkong Land Holdings, Ltd.	8,992
4,800	Keppel Corp., Ltd.	20,594
57,577	Keppel Infrastructure Trust	22,079
14,800	NetLink NBN Trust	9,530
19,925	Oversea-Chinese Banking Corp., Ltd.	156,557
3,200	SATS, Ltd.	11,206
10,100	Sembcorp Industries, Ltd.	15,200
18,500	Sembcorp Marine, Ltd.*, †	15,794
9,000	Singapore Airlines, Ltd.	59,516
4,000	Singapore Exchange, Ltd.	24,513
32,900	Singapore Post, Ltd.	23,208
33,100	Singapore Press Holdings, Ltd.	49,812
8,200	Singapore Technologies Engineering, Ltd.	22,782
12,000	United Overseas Bank, Ltd.	222,783
2,400	UOL Group, Ltd.	13,023
1,800	Venture Corp., Ltd.	19,938
6,700	Wilmar International, Ltd.	18,081
15,000	Wing Tai Holdings, Ltd.	22,248
29,500	Yangzijiang Shipbuilding Holdings, Ltd.	20,490
		1,087,699
	Spain—1.7%
229	Acciona SA	24,236
2,154	Acerinox SA	18,425
3,592	ACS Actividades de Construccion y Servicios SA	143,528
723	Aena SME SA#	132,390
3,239	Amadeus IT Group SA	232,015
1,736	Applus Services SA	22,517
10,337	Banco Bilbao Vizcaya Argentaria SA	53,861
70,105	Banco de Sabadell SA	68,021
111,866	Banco Santander SA	455,585
6,635	Bankia SA	12,529
5,075	Bankinter SA	32,050
1,016	Bolsas y Mercados Espanoles SHMSF SA	25,669
13,771	CaixaBank SA	36,173
2,225	Cellnex Telecom SA*, #	91,913
796	Cia de Distribucion Integral Logista Holdings SA	15,513

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Spain (Continued)
861	CIE Automotive SA	$21,584
535	Ebro Foods SA	10,694
3,909	Enagas SA	90,581
1,943	Endesa SA	51,123
4,660	Ercros SA	10,453
1,575	Euskaltel SA#	13,991
3,705	Faes Farma SA	18,919
1,106	Ferrovial SA	31,957
4,339	Global Dominion Access SA*, #	17,451
3,334	Grifols SA	98,261
364	Grupo Catalana Occidente SA	11,565
41,714	Iberdrola SA	433,566
1,575	Indra Sistemas SA*	13,630
6,499	Industria de Diseno Textil SA	201,174
21,228	Liberbank SA	6,497
7,728	Mapfre SA	20,814
719	Masmovil Ibercom SA*	14,608
1,581	Mediaset Espana Comunicacion SA	10,191
1,460	Melia Hotels International SA	11,330
2,330	Naturgy Energy Group SA	61,813
2,459	Prosegur Cia de Seguridad SA	9,584
3,850	Red Electrica Corp. SA	78,198
3,329	Repsol SA	52,032
9,458	Sacyr SA	24,226
41,030	Telefonica SA	313,089
3,839	Tubacex SA	10,900
8,173	Unicaja Banco SA#	6,503
157	Vidrala SA	13,159
582	Viscofan SA	27,277
1,480	Zardoya Otis SA	10,050
		3,059,645
	Sweden—1.7%
2,146	AAK AB	41,605
1,720	Adapteo Oyj*	19,671
566	AddLife AB, Class B	14,834
1,041	AddNode Group AB	16,761
572	AddTech AB, Class B	14,875
1,023	AF Poyry AB, Class B	20,576
1,926	Alfa Laval AB	38,015
933	Alimak Group AB#	12,321
5,483	Arjo AB, Class B	20,809
1,391	Assa Abloy AB, Class B	30,960
5,277	Atlas Copco AB, Class A	162,533
996	Atlas Copco AB, Class B	26,994
1,217	Avanza Bank Holding AB	9,915
1,206	Axfood AB	25,617
1,079	Beijer Alma AB	13,394
2,259	Betsson AB*	10,935
1,218	Bilia AB, Class A	9,669
1,635	BillerudKorsnas AB	17,689
475	BioGaia AB, Class B	20,893
981	Biotage AB	10,195
2,318	Boliden AB	53,276

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Sweden (Continued)
1,253	Bonava AB, Class B	$14,192
1,482	Bravida Holding AB#	13,000
1,916	Bure Equity AB	28,028
1,751	Castellum AB	37,496
447	Catena AB	14,667
7,868	Cloetta AB, Class B	22,587
1,370	Coor Service Management Holding AB#	11,857
3,565	Dios Fastigheter AB	31,109
2,657	Dometic Group AB#	20,842
2,421	Dustin Group AB†, #	19,367
2,954	Electrolux AB, Series B	70,039
1,639	Elekta AB, Class B	21,595
5,178	Epiroc AB, Class A	56,125
4,623	Essity AB, Class B	134,923
1,567	Fabege AB	25,819
2,158	Fagerhult AB	11,684
367	Fastighets AB Balder, Class B*	13,899
2,139	Getinge AB, Class B	29,932
1,098	Granges AB	11,210
1,286	Hemfosa Fastigheter AB	13,025
5,892	Hennes & Mauritz AB, Class B	114,224
950	Hexagon AB, Class B	45,801
1,573	Hexpol AB	12,072
3,175	Hoist Finance AB#, *	18,029
1,048	Holmen AB, Class B	24,805
690	Hufvudstaden AB, Class A	12,491
1,656	Humana AB	9,353
2,679	Husqvarna AB, Class B	20,378
588	ICA Gruppen AB	27,166
773	Indutrade AB	21,673
631	Intrum AB†	15,858
3,518	Inwido AB	18,941
1,080	JM AB	27,603
13,093	Klovern AB, Class B	24,433
1,219	KNOW IT AB	22,760
1,646	Kungsleden AB	14,948
1,742	Lagercrantz Group AB, Class B	22,191
1,567	Lindab International AB	15,982
981	Loomis AB, Class B	34,480
801	Lundin Petroleum AB†	24,028
2,179	Mekonomen AB†, *	18,317
755	Millicom International Cellular SA, ADR	36,630
1,742	Modern Times Group MTG AB*	14,436
3,284	New Wave Group AB, Class B	18,715
1,997	Nibe Industrier AB, Class B	25,328
3,170	Nobia AB	18,387
1,697	Nobina AB#	10,611
2,599	Nordic Waterproofing Holding AS#	22,679
1,681	Nyfosa AB*	11,441
609	Pandox AB	12,138
2,782	Peab AB	24,714
1,578	Platzer Fastigheter Holding AB, Class B	15,421
4,394	Ratos AB, Class B	11,177
1,168	Recipharm AB, Class B	15,662

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Sweden (Continued)
5,625	Resurs Holding AB#	$33,342
9,448	Sandvik AB	147,180
5,565	SAS AB†, *	7,089
2,495	Scandi Standard AB	17,463
2,511	Scandic Hotels Group AB#	20,126
2,942	Securitas AB, Class B	45,068
11,213	Skandinaviska Enskilda Banken AB, Class A	103,062
1,322	Skanska AB, Class B	26,778
3,291	SKF AB, Class B	54,393
1,698	SkiStar AB	21,699
2,726	Svenska Cellulosa AB SCA, Class B	24,308
6,847	Svenska Handelsbanken AB, Class A	64,116
7,351	Swedbank AB, Class A	105,814
1,048	Swedish Match AB	43,340
987	Swedish Orphan Biovitrum AB*	15,125
3,409	Tele2 AB, Class B†	50,733
3,317	Telefonaktiebolaget LM Ericsson, Class B	26,505
22,676	Telia Co. AB	101,516
458	Thule Group AB#	8,672
1,377	Trelleborg AB, Class B	19,318
1,704	Volvo AB, Class A	23,922
9,905	Volvo AB, Class B	139,106
1,004	Wihlborgs Fastigheter AB	16,319
		3,090,799
	Switzerland—5.8%
10,661	ABB, Ltd., Registered	209,471
2,548	Adecco Group AG, Registered	140,975
2,917	Alcon, Inc.*	170,101
309	Allreal Holding AG, Registered*	59,382
137	ALSO Holding AG, Registered*	19,574
579	ams AG*	25,740
47	APG SGA SA	12,715
1,914	Arbonia AG*	22,974
14,351	Aryzta AG†, *	10,928
1,516	Ascom Holding AG, Registered	15,706
119	Autoneum Holding AG†	13,080
766	Baloise Holding AG, Registered	137,228
44	Banque Cantonale Vaudoise, Registered	33,682
13	Barry Callebaut AG, Registered	26,806
7	Belimo Holding AG, Registered	38,505
35	Bell Food Group AG, Registered*	9,504
76	Berner Kantonalbank AG	16,334
301	BKW AG	22,348
157	Bobst Group SA†	8,062
127	Bossard Holding AG, Registered	17,484
149	Bucher Industries AG, Registered	46,549
137	Burkhalter Holding AG	9,883
456	Cembra Money Bank AG	47,517
1	Chocoladefabriken Lindt & Spruengli AG, Registered	82,761
1,267	Cie Financiere Richemont SA, Registered	92,951
2,765	Clariant AG, Registered*	53,829
205	Coltene Holding AG, Registered*	16,720
28	Conzzeta AG	24,380

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Switzerland (Continued)
5,213	Credit Suisse Group AG, Registered*	$63,906
147	Daetwyler Holding AG	23,919
514	DKSH Holding AG	25,657
66	dormakaba Holding AG*	42,554
224	Dufry AG, Registered*	18,736
1,608	EFG International AG*	9,973
15	Emmi AG, Registered	12,234
41	EMS-Chemie Holding AG, Registered	25,531
456	Flughafen Zurich AG, Registered	84,433
20	Forbo Holding AG, Registered	29,698
5,107	GAM Holding AG*	20,468
349	Geberit AG, Registered	166,658
50	Georg Fischer AG	43,309
65	Givaudan SA, Registered	181,314
566	Helvetia Holding AG	78,090
136	Hiag Immobilien Holding AG	15,398
36	Inficon Holding AG, Registered	23,337
11	Interroll Holding AG	20,390
1,729	Julius Baer Group, Ltd.*	76,606
223	Kardex AG, Registered	30,789
90	Komax Holding AG, Registered†	18,937
427	Kuehne + Nagel International AG, Registered	62,892
2,019	LafargeHolcim, Ltd., Registered*	99,367
1,247	Logitech International SA, Registered	50,577
667	Logitech International SA, Registered†	27,174
742	Lonza Group AG, Registered*	250,840
63	Luzerner Kantonalbank AG, Registered	26,291
1,480	Mobimo Holding AG, Registered*	14,577
150	Mobimo Holding AG, Registered*	42,383
22,264	Nestle SA, Registered	2,415,456
13,215	Novartis AG, Registered	1,145,861
5,439	OC Oerlikon Corp. AG, Registered	54,551
136	Orior AG*	11,623
156	Partners Group Holding AG	119,698
786	PSP Swiss Property AG, Registered	99,781
78	Rieter Holding AG	11,176
4,932	Roche Holding AG	1,435,298
201	Roche Holding AG	58,162
140	Schindler Holding AG, Registered	31,225
25	Schweiter Technologies AG	23,821
123	SFS Group AG	9,810
50	SGS SA, Registered	123,942
97	Siegfried Holding AG, Registered*	38,147
910	Sika AG, Registered	133,120
324	Sonova Holding AG, Registered	75,315
47	St Galler Kantonalbank AG, Registered	20,626
79	Straumann Holding AG, Registered	64,574
346	Sulzer AG, Registered	34,026
681	Sunrise Communications Group AG*, #	52,983
76	Swatch Group AG (The)	20,172
384	Swatch Group AG (The), Registered	19,295
151	Swiss Life Holding AG, Registered	72,183
1,182	Swiss Prime Site AG, Registered*	115,648
1,421	Swiss Re AG	148,215

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Switzerland (Continued)
379	Swisscom AG, Registered	$186,946
247	Swissquote Group Holding SA, Registered	10,271
493	Temenos AG, Registered*	82,492
276	u-blox Holding AG*	19,911
10,729	UBS Group AG, Registered*	121,797
94	Valora Holding AG, Registered*	25,477
228	VAT Group AG*, #	28,750
8	Vetropack Holding AG	21,161
451	Vifor Pharma AG	72,052
706	Vontobel Holding AG, Registered	38,234
77	VP Bank AG, Registered	12,082
593	Zehnder Group AG	23,737
1,165	Zurich Insurance Group AG	445,899
		10,394,744
	United Kingdom—11.6%
6,126	3i Group Plc	87,863
1,677	Admiral Group Plc	43,672
3,921	Aggreko Plc	40,053
12,432	Alliance Pharma Plc	11,006
12,069	Anglo American Plc	277,675
5,917	Anglo Pacific Group Plc	14,332
2,109	Antofagasta Plc	23,312
4,535	Ascential Plc#	21,133
2,310	Ashmore Group Plc†	14,372
6,474	Ashtead Group Plc	180,217
1,721	Associated British Foods Plc	48,733
7,627	AstraZeneca Plc	680,920
2,395	AstraZeneca Plc, SP ADR	106,745
12,101	Auto Trader Group Plc#	75,882
28,447	Aviva Plc	139,663
835	Avon Rubber Plc	17,063
18,848	B&M European Value Retail SA	87,924
5,299	Babcock International Group Plc	36,356
19,453	BAE Systems Plc	136,335
12,620	Balfour Beatty Plc	34,448
617	Bank of Georgia Group Plc	10,135
81,962	Barclays Plc	151,568
7,150	Barratt Developments Plc	56,967
6,492	BBA Aviation Plc	24,921
4,138	BCA Marketplace Plc	11,997
3,269	Beazley Plc	25,001
3,721	Bellway Plc	153,085
2,008	Berkeley Group Holdings Plc	103,177
13,667	BHP Group Plc	291,117
4,891	Biffa Plc#	14,222
1,176	Bodycote Plc	10,360
8,370	boohoo Group Plc*	27,303
4,425	Bovis Homes Group Plc	60,610
202,870	BP Plc	1,286,605
8,187	Brewin Dolphin Holdings Plc	31,890
8,878	British American Tobacco Plc	328,297
4,032	Britvic Plc	48,757
82,890	BT Group Plc	182,004

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
3,731	Bunzl Plc	$97,483
3,700	Burberry Group Plc	98,902
3,052	Burford Capital, Ltd.†	30,921
13,077	Cairn Energy Plc*	30,855
7,081	Capital & Counties Properties Plc	20,478
7,460	Card Factory Plc	15,391
993	Carnival Plc	41,146
21,596	Centamin Plc	33,378
6,675	Central Asia Metals Plc	17,071
77,567	Centrica Plc	70,328
2,609	Chesnara Plc	9,030
14,330	Cineworld Group Plc†	40,172
577	Clarkson Plc	17,382
2,800	Close Brothers Group Plc	48,508
25,655	Cobham Plc*	49,477
1,999	Coca-Cola HBC AG*	65,306
11,710	Compass Group Plc	301,351
865	Computacenter Plc	13,752
23,615	ConvaTec Group Plc†, #	50,871
3,254	Countryside Properties Plc#	13,443
621	Cranswick Plc	22,509
4,845	Crest Nicholson Holdings plc	22,578
1,039	Croda International Plc	62,087
13,688	CYBG Plc	19,338
1,316	Daily Mail & General Trust Plc	13,786
1,084	Dart Group Plc	12,195
1,058	DCC Plc	92,309
2,049	De La Rue Plc	5,631
5,029	Devro Plc†	11,736
6,669	DFS Furniture Plc	18,122
12,494	Diageo Plc	512,015
2,860	Diploma Plc	58,480
26,929	Direct Line Insurance Group Plc	99,398
8,128	Diversified Gas & Oil Plc	10,993
21,706	Dixons Carphone Plc	31,746
6,832	Drax Group Plc	23,202
1,548	easyJet Plc	21,888
8,674	EI Group Plc*	29,990
6,486	Eland Oil & Gas Plc*	10,064
9,500	Electrocomponents Plc	75,200
13,055	Elementis Plc	23,741
1,355	EMIS Group Plc	16,927
70,446	EnQuest Plc*	16,570
5,538	Entertainment One, Ltd.	38,540
4,422	Equiniti Group Plc#	11,777
489	Euromoney Institutional Investor Plc	8,898
3,432	Evraz Plc	19,732
7,845	Experian Plc	250,695
3,093	Ferguson Plc	226,050
1,881	Fevertree Drinks Plc	56,039
39,520	Firstgroup Plc*	66,814
9,131	G4S Plc	21,241
2,798	Galliford Try Plc	23,033
642	Games Workshop Group Plc	37,258

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
928	Gamesys Group PLC*	$8,409
26,092	GlaxoSmithKline Plc	559,692
4,280	GlaxoSmithKline Plc, SP ADR	182,670
101,056	Glencore Plc*	304,110
1,404	Go-Ahead Group Plc (The)	34,767
1,480	Grafton Group Plc	13,830
3,970	Grainger Plc	12,008
795	Greencore Group Plc	2,209
8,116	Greene King Plc	84,522
2,521	Greggs Plc	64,784
9,789	Gulf Keystone Petroleum, Ltd.	27,563
2,921	GVC Holdings Plc	26,699
4,549	Gym Group Plc (The)#	14,123
6,271	Halfords Group Plc	13,123
4,048	Halma Plc	98,101
2,848	Hargreaves Lansdown Plc	72,802
25,710	Hays Plc	47,670
1,995	Headlam Group Plc	11,124
3,050	Helical Plc	14,588
11,962	Highland Gold Mining, Ltd.	31,681
1,984	Hikma Pharmaceuticals Plc	53,667
734	Hill & Smith Holdings Plc	11,281
916	Hilton Food Group Plc	11,195
1,266	Hiscox, Ltd.	25,840
3,986	Hollywood Bowl Group Plc	11,370
4,561	HomeServe Plc	66,511
14,041	Howden Joinery Group Plc	96,748
61,234	HSBC Holdings Plc	470,263
3,532	Hunting Plc	19,907
4,879	Ibstock Plc#	14,170
1,762	IG Group Holdings Plc	13,055
5,710	IMI Plc	67,413
8,898	Imperial Brands Plc	200,015
3,234	Inchcape Plc	25,111
3,716	Informa Plc	38,928
1,175	InterContinental Hotels Group Plc	73,320
390	InterContinental Hotels Group Plc, ADR†	24,293
1,391	Intermediate Capital Group Plc	24,885
10,061	International Consolidated Airlines Group SA	58,760
4,161	International Personal Finance Plc	5,669
1,524	Intertek Group Plc	102,649
8,515	Investec Plc	43,836
7,770	IP Group Plc*	6,086
52,819	ITV Plc	81,764
4,101	IWG Plc	20,618
2,074	J D Wetherspoon Plc	39,526
11,978	J Sainsbury Plc	32,371
485	James Fisher & Sons Plc	12,255
7,633	JD Sports Fashion Plc	70,520
8,054	John Laing Group Plc#	36,343
1,637	John Menzies Plc	8,132
10,403	John Wood Group Plc	48,593
2,379	Johnson Matthey Plc	89,420
7,194	Johnson Service Group Plc	15,391

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
2,812	Jupiter Fund Management Plc	$12,288
2,888	Just Eat Plc*	23,727
30,973	Just Group Plc*	20,146
2,164	Kainos Group Plc	12,027
1,556	Keller Group Plc	10,848
32,972	Kingfisher Plc	83,838
1,402	Lancashire Holdings, Ltd.	12,748
63,390	Legal & General Group Plc	193,606
430,679	Lloyds Banking Group Plc	286,588
2,044	London Stock Exchange Group Plc	183,665
26,048	Man Group Plc	55,968
28,984	Marks & Spencer Group Plc	65,733
1,885	Marshalls Plc	15,343
18,395	Marston’s Plc	27,933
8,666	McCarthy & Stone Plc#	15,461
3,805	Mears Group Plc	12,070
5,349	Mediclinic International Plc	21,783
7,048	Meggitt Plc	55,028
22,767	Melrose Industries Plc	56,434
8,437	Merlin Entertainments Plc#	46,931
2,240	Micro Focus International Plc	31,310
5,825	Mitchells & Butlers Plc*	27,431
7,524	Mitie Group Plc	13,544
150	MJ Gleeson Plc	1,490
4,012	Mondi Plc	76,855
5,751	Moneysupermarket.com Group Plc	26,757
7,506	Morgan Advanced Materials Plc	24,032
1,378	Morgan Sindall Group Plc	20,637
6,750	National Express Group Plc	35,937
3,646	National Grid Plc	39,535
1,154	Next Plc	87,773
537	NMC Health Plc	17,893
3,003	Northgate Plc	12,185
4,680	On the Beach Group Plc#	21,947
4,865	OneSavings Bank Plc	22,097
1,080	Oxford Instruments Plc	16,971
8,188	Pagegroup Plc	44,217
5,714	Paragon Banking Group Plc	33,892
1,213	PayPoint Plc	13,602
3,815	Pearson Plc	34,618
41,805	Pendragon Plc	4,703
6,124	Pennon Group Plc	62,271
3,326	Persimmon Plc	88,742
3,779	Petrofac, Ltd.	18,600
14,508	Pets at Home Group Plc	37,139
11,392	Photo-Me International Plc	13,489
1,840	Playtech Plc	9,647
2,857	Polypipe Group plc	14,248
33,266	Premier Oil Plc*	31,879
9,625	Prudential Plc	174,558
37,344	Quilter Plc#	62,607
351	Rathbone Brothers Plc	9,581
2,486	Reckitt Benckiser Group Plc	193,914
3,865	Redrow Plc	29,369

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
10,683	RELX Plc	$253,839
3,910	RELX Plc, SP ADR†	92,745
2,776	Renew Holdings Plc	13,141
214	Renishaw Plc	9,641
18,010	Rentokil Initial Plc	103,590
10,927	Rightmove Plc	73,975
7,931	Rio Tinto Plc	410,443
13,976	Rolls-Royce Holdings Plc*	136,167
13,857	Rotork Plc	53,073
8,261	Royal Bank of Scotland Group Plc	21,087
8,858	Royal Dutch Shell Plc, ADR, Class B	530,594
37,262	Royal Dutch Shell Plc, Class A	1,092,241
10,328	Royal Dutch Shell Plc, Class B	304,263
9,433	Royal Mail Plc	24,554
4,095	RSA Insurance Group Plc	26,897
14,231	Saga Plc	8,836
12,605	Sage Group Plc (The)	107,156
2,391	Savills Plc	25,871
1,179	Schroders Plc	44,576
11,630	Severfield Plc	10,167
2,767	Severn Trent Plc	73,657
7,442	SIG Plc	11,502
7,497	Smith & Nephew Plc	180,579
2,377	Smiths Group Plc	45,885
1,795	Spectris Plc	53,940
12,936	Speedy Hire Plc	8,175
734	Spirax-Sarco Engineering Plc	70,800
7,170	Spire Healthcare Group Plc#	9,838
10,386	Spirent Communications Plc	25,361
5,744	Sports Direct International Plc*	19,719
15,838	SSE Plc	242,544
8,123	SSP Group Plc	61,923
3,870	St James’s Place Plc	46,603
5,772	Stagecoach Group Plc	9,489
20,666	Standard Chartered Plc	173,854
7,141	Standard Life Aberdeen Plc	25,094
4,177	SThree Plc	15,562
6,120	Stobart Group, Ltd.†	9,526
7,781	Stock Spirits Group Plc	22,291
2,853	Synthomer Plc	11,380
6,411	Tate & Lyle Plc	58,016
65,697	Taylor Wimpey Plc	130,456
978	Telecom Plus Plc	14,791
40,356	Tesco Plc	119,583
11,956	TP ICAP Plc	49,982
5,006	Travis Perkins Plc	79,463
1,888	TUI AG	21,956
42,736	Tullow Oil Plc	112,396
4,191	Tyman Plc	12,419
7,733	U & I Group Plc	14,890
632	Ultra Electronics Holdings Plc	15,712
8,051	Unilever Plc	484,066
8,857	United Utilities Group Plc	89,931
2,533	Urban & Civic Plc	10,091

The accompanying notes are an integral part of these Schedules of Investments.

Shares			Value (Note 1)

	United Kingdom (Continued)
22,594	Vectura Group Plc*		$23,836
5,245	Vesuvius Plc		29,369
1,157	Victrex Plc		30,699
386	Vitec Group Plc (The)		5,909
207,108	Vodafone Group Plc		412,532
6,400	Volution Group Plc		13,220
5,138	Watkin Jones Plc		14,214
2,286	Weir Group Plc (The)		40,067
1,764	WH Smith Plc		43,097
1,204	Whitbread Plc		63,567
28,949	WM Morrison Supermarkets Plc		71,295
15,314	WPP Plc		191,682
			20,655,379

	TOTAL COMMON STOCKS (Cost $124,024,706)		131,111,744

	AFFILIATED INVESTMENT COMPANY—24.9%

	United States—24.9%
2,243,633	DFA Emerging Markets Core Equity Portfolio (Cost $43,322,194)		44,423,929

	PREFERRED STOCKS—0.5%

	Germany—0.5%
462	Bayerische Motoren Werke AG, 7.03%		25,656
387	Draegerwerk AG & Co. KGaA, 0.41%		17,176
1,051	FUCHS PETROLUB SE, 2.80%		39,475
963	Henkel AG & Co. KGaA, 1.98%		95,306
949	Jungheinrich AG, 2.37%		20,460
717	Porsche Automobil Holding SE, 3.54%		46,655
422	Sartorius AG, 0.37%		76,997
252	Sixt SE, 3.58%		16,562
173	STO SE & Co. KGaA, 4.31%		18,083
3,099	Volkswagen AG, 3.04%		527,133

	TOTAL PREFERRED STOCK (Cost $896,743)		883,503

	Yield

	SHORT-TERM INVESTMENTS—4.4%

7,825,425	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $7,825,425)††	2.004%	7,825,425

	TOTAL INVESTMENTS, AT VALUE—103.3% (Cost $176,069,068)		184,244,601
	Liabilities in Excess of Other Assets—(3.3)%		(5,839,554)
	NET ASSETS—100.0%		$178,405,047

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

#                      Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

†                      Denotes all or a portion of security on loan. As of September 30, 2019, the market value of the securities on loan was $7,422,342 (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2019, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	24.9%
Banks	6.3%
Oil, Gas and Consumable Fuels	4.9%
Pharmaceuticals	3.7%
Insurance	3.0%
Metals and Mining	2.9%
Automobiles	2.8%
Chemicals	2.8%
Food Products	2.6%
Machinery	2.5%
Capital Markets	1.8%
Diversified Telecommunication Services	1.8%
Real Estate Management and Development	1.8%
Electronic Equipment, Instruments & Components	1.6%
Auto Components	1.5%
Hotels, Restaurants & Leisure	1.4%
Household Durables	1.4%
Beverages	1.3%
Construction and Engineering	1.3%
Electric Utilities	1.3%
Food and Staples Retailing	1.3%
Professional Services	1.3%
Road and Rail	1.3%
Textiles, Apparel and Luxury Goods	1.3%
Health Care Equipment and Supplies	1.1%
Personal Products	1.1%
Semiconductors and Semiconductor Equipment	1.1%
Specialty Retail	1.1%
Trading Companies and Distributors	1.1%
Wireless Telecommunication Services	1.1%
Electrical Equipment	1.0%
IT Services	1.0%
Aerospace & Defense	0.9%
Commercial Services & Supplies	0.9%
Media	0.9%
Building Products	0.8%
Software	0.8%
Multi-Utilities	0.6%
Health Care Providers and Services	0.5%
Industrial Conglomerates	0.5%
Multiline Retail	0.5%
Paper and Forest Products	0.5%
Tobacco	0.5%
Air Freight and Logistics	0.4%
Biotechnology	0.4%
Construction Materials	0.4%
Diversified Financial Services	0.4%
Entertainment	0.4%
Technology Hardware, Storage & Peripherals	0.4%
Airlines	0.3%
Energy Equipment and Services	0.3%
Gas Utilities	0.3%
Household Products	0.3%
Life Sciences Tools and Services	0.3%
Transportation Infrastructure	0.3%
Consumer Finance	0.2%
Containers and Packaging	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Interactive Media & Services	0.2%
Internet and Catalog Retail	0.2%
Leisure Equipment and Products	0.2%
Marine	0.1%
Communications Equipment	0.1%
Distributors	0.1%
Health Care Technology	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Diversified Consumer Services	0.1%
Short-Term Investments	4.4%
Total	103.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Shares		Value (Note 1)

	COMMON STOCKS—99.7%

	Beverages—3.2%
106,000	Monster Beverage Corp.*	$6,154,360

	Biotechnology—1.1%
24,300	Neurocrine Biosciences, Inc.*	2,189,673

	Capital Markets—2.0%
17,400	MSCI, Inc.	3,788,850

	Health Care Equipment and Supplies—6.7%
66,150	Abbott Laboratories	5,534,771
29,425	Becton, Dickinson & Co.	7,443,348
		12,978,119
	Hotels, Restaurants & Leisure—2.1%
36,900	Royal Caribbean Cruises, Ltd.	3,997,377

	Interactive Media & Services—16.9%
10,600	Alphabet, Inc., Class A*	12,944,084
56,800	Facebook, Inc., Class A*	10,114,944
225,700	Tencent Holdings, Ltd., ADR	9,395,891
		32,454,919
	Internet and Catalog Retail—13.4%
72,000	Alibaba Group Holding, Ltd., SP ADR*	12,040,560
4,955	Amazon.com, Inc.*	8,601,434
2,600	Booking Holdings, Inc.*	5,102,786
		25,744,780
	IT Services—19.8%
53,465	Automatic Data Processing, Inc.	8,630,320
23,600	EPAM Systems, Inc.*	4,302,752
27,675	Global Payments, Inc.	4,400,325
86,200	PayPal Holdings, Inc.*	8,929,458
69,400	Visa, Inc., Class A	11,937,494
		38,200,349
	Life Sciences Tools and Services—3.1%
20,625	Thermo Fisher Scientific, Inc.	6,007,444

	Media—2.3%
695,700	Sirius XM Holdings, Inc.†	4,351,604

	Pharmaceuticals—7.0%
177,300	Elanco Animal Health, Inc.*	4,714,407
69,800	Zoetis, Inc.	8,696,382
		13,410,789
	Software—20.0%
50,350	Adobe, Inc.*	13,909,187
20,500	Intuit, Inc.	5,451,770
97,164	Microsoft Corp.	13,508,711

The accompanying notes are an integral part of these Schedules of Investments.

Shares			Value (Note 1)

	Software (Continued)
28,100	Palo Alto Networks, Inc.*		$5,727,623
			38,597,291
	Specialty Retail—2.1%
19,900	Burlington Stores, Inc.*		3,976,418

	TOTAL COMMON STOCKS (Cost $121,513,860)		191,851,973

		Yield

	SHORT-TERM INVESTMENTS—2.0%

3,843,743	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $3,843,743)††	2.00%	3,843,743

	TOTAL INVESTMENTS, AT VALUE—101.7% (Cost $125,357,603)		195,695,716
	Liabilities in Excess of Other Assets—(1.7)%		(3,292,231)
	NET ASSETS—100.0%		$192,403,485

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2019, the market value of the securities on loan was $3,698,863 (Note 1)
††	Represents collateral received from securities lending transactions Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2019, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	39.9%
Communication Services	19.1%
Health Care	18.0%
Consumer Discretionary	17.5%
Consumer Staples	3.2%
Financials	2.0%
Short-Term Investments	2.0%
Total	101.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Shares		Value (Note 1)

	COMMON STOCKS—99.4%

	Aerospace & Defense—0.2%
20,382	Kratos Defense & Security Solutions, Inc.*	$379,003

	Airlines—9.1%
10,868	Alaska Air Group, Inc.	705,442
102,617	American Airlines Group, Inc.	2,767,580
70,644	Azul SA, ADR*	2,530,468
238,658	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	2,388,967
73,236	JetBlue Airways Corp.*	1,226,703
97,446	Mesa Air Group, Inc.*	657,273
65,616	United Airlines Holdings, Inc.*	5,801,111
		16,077,544
	Auto Components—2.0%
24,234	BorgWarner, Inc.	888,903
126,803	Dana, Inc.	1,831,035
34,009	Modine Manufacturing Co.*	386,683
15,624	Stoneridge, Inc.*	483,875
		3,590,496
	Banks—3.4%
125,831	First BanCorp/Puerto Rico	1,255,793
54,175	First Horizon National Corp.	877,635
10,455	IBERIABANK Corp.	789,770
27,210	Popular, Inc.	1,471,517
14,935	Texas Capital Bancshares, Inc.*	816,198
17,878	Webster Financial Corp.	837,942
		6,048,855
	Biotechnology—1.1%
61,331	Myriad Genetics, Inc.*	1,755,906
26,194	Sangamo Therapeutics, Inc.*	237,056
		1,992,962
	Building Products—1.4%
27,224	Trex Co., Inc.*	2,475,478

	Capital Markets—2.6%
31,915	Artisan Partners Asset Management, Inc., Class A	901,280
30,595	Greenhill & Co., Inc.	401,406
23,837	LPL Financial Holdings, Inc.	1,952,250
15,693	Raymond James Financial, Inc.	1,294,045
		4,548,981
	Chemicals—3.4%
11,379	Albemarle Corp.†	791,068
31,743	FMC Corp.	2,783,226
54,881	Kraton Corp.*	1,772,108
80,669	Tronox Holdings Plc Class A*	669,553
		6,015,955
	Commercial Services & Supplies—1.7%
58,024	Aqua Metals, Inc.*, †	98,641

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Services & Supplies (Continued)
71,252	Covanta Holding Corp.	$1,231,947
120,955	Interface, Inc.	1,746,590
		3,077,178
	Communications Equipment—1.0%
26,460	Acacia Communications, Inc.*	1,730,484

	Construction and Engineering—4.8%
23,690	Granite Construction, Inc.	761,160
50,333	MasTec, Inc.*	3,268,121
309,854	Tutor Perini Corp.*	4,440,208
		8,469,489
	Construction Materials—1.2%
7,764	Eagle Materials, Inc.	698,838
5,091	Martin Marietta Materials, Inc.	1,395,443
		2,094,281
	Consumer Finance—0.9%
25,687	Green Dot Corp., Class A*	648,597
30,457	PRA Group, Inc.*	1,029,142
		1,677,739

	Containers and Packaging—0.6%
70,133	Graphic Packaging Holding Co.	1,034,462

	Diversified Consumer Services—1.1%
9,391	Adtalem Global Education, Inc.*	357,703
96,435	Career Education Corp.*	1,532,352
		1,890,055
	Diversified Financial Services—0.5%
47,219	Jefferies Financial Group, Inc.	868,830

	Diversified Telecommunication Services—1.6%
51,108	Cogent Communications Holdings, Inc.	2,816,051

	Electrical Equipment—0.5%
14,481	Encore Wire Corp.	814,991

	Electronic Equipment, Instruments & Components—4.5%
15,234	Fabrinet*	796,738
114,209	Flex, Ltd.*	1,195,197
29,899	Itron, Inc.*	2,211,330
56,724	Jabil, Inc.	2,029,018
12,579	Rogers Corp.*	1,719,675
		7,951,958

	Energy Equipment and Services—1.7%
8,805	Dril-Quip, Inc.*	441,835
159,294	Noble Corp. Plc*	202,303
33,310	TechnipFMC Plc	804,103
268,786	Transocean, Ltd.*	1,201,474

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
72,299	Valaris Plc*, †	$347,758
		2,997,473
	Entertainment—0.6%
362,529	Global Eagle Entertainment, Inc.*, †	261,746
92,313	Lions Gate Entertainment Corp., Class B*	806,816
		1,068,562
	Equity Real Estate Investment Trusts (REITs)—1.0%
56,935	Corporate Office Properties Trust, REIT	1,695,524

	Food Products—0.5%
44,688	Darling Ingredients, Inc.*	854,881

	Health Care Equipment and Supplies—9.8%
1,821	ABIOMED, Inc.*	323,938
40,683	Cardiovascular Systems, Inc.*	1,933,256
10,555	Cooper Cos., Inc. (The)	3,134,835
15,690	Dexcom, Inc.*	2,341,576
8,573	Edwards Lifesciences Corp.*	1,885,288
28,997	Insulet Corp.*	4,782,475
11,277	Merit Medical Systems, Inc.*	343,497
26,368	Neuronetics, Inc.*	219,118
8,225	STERIS Plc	1,188,430
18,624	Tandem Diabetes Care, Inc.*	1,098,444
		17,250,857
	Health Care Providers and Services—0.9%
43,572	Acadia Healthcare Co., Inc.*	1,354,218
37,799	Diplomat Pharmacy, Inc.*	185,215
		1,539,433
	Hotels, Restaurants & Leisure—1.2%
34,116	Eldorado Resorts, Inc.*, †	1,360,205
12,667	Planet Fitness, Inc., Class A*	733,039
		2,093,244
	Household Durables—2.1%
27,710	Century Communities, Inc.*	848,758
13,497	LGI Homes, Inc.*	1,124,570
32,758	Universal Electronics, Inc.*	1,667,382
		3,640,710
	Household Products—0.0%
1,180	Spectrum Brands Holdings, Inc.	62,235

	Insurance—1.8%
6,207	Everest Re Group, Ltd.	1,651,621
21,465	WR Berkley Corp.	1,550,417
		3,202,038
	IT Services—5.2%
10,320	Alliance Data Systems Corp.	1,322,301
169,614	Brightcove, Inc.*	1,777,555

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
11,019	Euronet Worldwide, Inc.*	$1,612,080
11,009	Global Payments, Inc.	1,750,431
111,183	KBR, Inc.	2,728,431
		9,190,798
	Leisure Equipment and Products—0.3%
74,670	Vista Outdoor, Inc.*	462,207

	Life Sciences Tools and Services—0.6%
31,790	QIAGEN NV*	1,048,116

	Machinery—1.2%
83,480	Meritor, Inc.*	1,544,380
4,517	WABCO Holdings, Inc.*	604,149
		2,148,529
	Marine—0.6%
13,310	Kirby Corp.*	1,093,550

	Media—0.8%
44,175	Cardlytics, Inc.*	1,480,746

	Metals and Mining—4.8%
26,162	Agnico-Eagle Mines, Ltd.	1,402,545
150,844	Allegheny Technologies, Inc.*	3,054,591
8,301	Carpenter Technology Corp.	428,830
13,156	Compass Minerals International, Inc.	743,182
237,566	Ferroglobe Plc*	268,449
265,265	Ferroglobe Plc - ENT	—
162,004	Pan American Silver Corp.	2,540,223
		8,437,820
	Oil, Gas and Consumable Fuels—4.2%
140,562	Centennial Resource Development, Inc., Class A*	634,637
134,323	Euronav NV*	1,235,772
102,627	GasLog, Ltd.	1,318,757
27,093	Golar LNG, Ltd.*	351,938
138,823	Navigator Holdings, Ltd.*	1,482,630
53,903	Noble Energy, Inc.	1,210,661
27,718	PDC Energy, Inc.*	769,174
36,969	SM Energy Co.	358,230
		7,361,799
	Pharmaceuticals—1.9%
22,680	Aerie Pharmaceuticals, Inc.*, †	435,910
11,923	Nektar Therapeutics*	217,177
34,888	Pacira BioSciences, Inc.*	1,328,186

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
370,756	TherapeuticsMD, Inc.*, †	$1,345,844
		3,327,117
	Road and Rail—0.8%
40,399	Knight-Swift Transportation Holdings, Inc.	1,466,484

	Semiconductors and Semiconductor Equipment—9.3%
21,810	Advanced Micro Devices, Inc.*	632,272
25,082	Cree, Inc.*	1,229,018
23,129	Cypress Semiconductor Corp.	539,831
15,544	Inphi Corp.*	948,961
69,965	MACOM Technology Solutions Holdings, Inc.*	1,503,898
28,838	Marvell Technology Group, Ltd.	720,085
5,983	MKS Instruments, Inc.	552,111
20,586	Monolithic Power Systems, Inc.	3,203,799
29,462	Qorvo, Inc.*	2,184,313
40,166	Semtech Corp.*	1,952,469
7,471	Silicon Laboratories, Inc.*	831,896
16,008	Ultra Clean Holdings, Inc.*	234,277
11,093	Universal Display Corp.	1,862,515
		16,395,445
	Software—4.1%
38,552	2u, Inc.*	627,626
64,759	Benefitfocus, Inc.*	1,541,912
23,209	Model N, Inc.*	644,282
97,839	Nuance Communications, Inc.*	1,595,754
24,451	SS&C Technologies Holdings, Inc.	1,260,938
196,268	TiVo Corp.	1,494,581
		7,165,093
	Specialty Retail—0.4%
9,226	Floor & Decor Holdings, Inc., Class A*	471,910
48,914	Tailored Brands, Inc.†	215,222
		687,132
	Textiles, Apparel and Luxury Goods—0.2%
9,608	Capri Holdings, Ltd.*	318,601

	Trading Companies and Distributors—2.9%
35,146	Beacon Roofing Supply, Inc.*	1,178,445
50,475	BMC Stock Holdings, Inc.*	1,321,436
24,160	DXP Enterprises, Inc./TX*	838,835
38,362	MRC Global, Inc.*	465,331

The accompanying notes are an integral part of these Schedules of Investments.

Shares			Value (Note 1)

	Trading Companies and Distributors (Continued)
7,410	Watsco, Inc.		$1,253,624
			5,057,671
	Transportation Infrastructure—0.4%
18,618	Macquarie Infrastructure Corp.		734,852

	Wireless Telecommunication Services—0.5%
152,129	Gogo, Inc.*, †		917,338

	TOTAL COMMON STOCKS (Cost $134,387,620)		175,253,047

		Expiration Date

	RIGHTS—0.0%
862,686	Pan American Silver Corp. (Cost $212,401)	02/22/2029	0

		Yield

	SHORT-TERM INVESTMENTS—2.2%

3,936,794	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $3,936,794)††	2.004%	3,936,794

	TOTAL INVESTMENTS, AT VALUE—101.6% (Cost $138,536,815)		179,189,841
	Liabilities in Excess of Other Assets—(1.6)%		(2,853,433)
	NET ASSETS—100.0%		$176,336,408

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
ENT—Entitlement
REIT—Real Estate Investment Trust
* Non-income producing security
† Denotes all or a portion of security on loan. As of September 30, 2019, the market value of the securities on loan was $3,689,837 (Note 1)
†† Represents collateral received from securities lending transactions
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2019, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	24.1%
Industrials	23.6%
Health Care	14.3%
Materials	10.0%
Financials	9.2%
Consumer Discretionary	7.3%
Energy	5.9%
Communication Services	3.5%
Real Estate	1.0%
Consumer Staples	0.5%
Short-Term Investments	2.2%
Total	101.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Shares		Value (Note 1)

	COMMON STOCKS—98.9%

	Aerospace & Defense—2.1%
7,831	Curtiss-Wright Corp.	$1,013,096
4,905	Spirit AeroSystems Holdings, Inc., Class A	403,387
1,838	Teledyne Technologies, Inc.*	591,818
		2,008,301
	Airlines—3.0%
65,491	JetBlue Airways Corp.*	1,096,974
9,245	Southwest Airlines Co.	499,323
14,225	United Airlines Holdings, Inc.*	1,257,632
		2,853,929
	Banks—7.5%
4,643	BankUnited, Inc.	156,098
5,313	CIT Group, Inc.	240,732
33,465	Citigroup, Inc.	2,311,762
36,280	Citizens Financial Group, Inc.	1,283,223
5,057	Fifth Third Bancorp	138,461
232	First Citizens BancShares, Inc./NC, Class A	109,400
28,258	First Hawaiian, Inc.	754,488
6,538	IBERIABANK Corp.	493,880
16,937	Popular, Inc.	915,953
10,047	Wintrust Financial Corp.	649,338
		7,053,335
	Beverages—1.5%
10,190	PepsiCo, Inc.	1,397,049

	Biotechnology—0.4%
21,855	Exelixis, Inc.*	386,506

	Building Products—0.6%
944	Armstrong World Industries, Inc.	91,285
7,671	Masco Corp.	319,727
1,923	Owens Corning	121,534
		532,546
	Capital Markets—0.2%
4,743	Morgan Stanley	202,384

	Chemicals—2.0%
6,007	Cabot Corp.	272,237
54,094	Huntsman Corp.	1,258,227
659	NewMarket Corp.	311,107
		1,841,571
	Construction and Engineering—0.7%
7,854	EMCOR Group, Inc.	676,386

	Consumer Finance—2.4%
38,066	Ally Financial, Inc.	1,262,268
851	Capital One Financial Corp.	77,424
3,798	Discover Financial Services	307,980
48,640	Navient Corp.	622,592

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Consumer Finance (Continued)
726	OneMain Holdings, Inc.	$26,630
		2,296,894
	Containers and Packaging—0.1%
2,824	Silgan Holdings, Inc.	84,819

	Diversified Consumer Services—0.2%
309	Graham Holdings Co., Class B	205,006
876	H&R Block, Inc.	20,691
		225,697
	Diversified Financial Services—2.6%
55,737	AXA Equitable Holdings, Inc.	1,235,132
23,040	Voya Financial, Inc.	1,254,298
		2,489,430
	Diversified Telecommunication Services—3.8%
17,856	AT&T, Inc.	675,671
48,425	Verizon Communications, Inc.	2,922,933
		3,598,604
	Electric Utilities—3.9%
1,037	Evergy, Inc.	69,023
31,426	Exelon Corp.	1,518,190
5,991	IDACORP, Inc.	675,006
7,631	PNM Resources, Inc.	397,422
18,308	Portland General Electric Co.	1,032,022
		3,691,663
	Electronic Equipment, Instruments & Components—0.6%
3,024	Avnet, Inc.	134,523
11,717	Jabil, Inc.	419,117
		553,640
	Entertainment—1.2%
11,689	Electronic Arts, Inc.*	1,143,418

	Equity Real Estate Investment Trusts (REITs)—3.7%
18,495	American Campus Communities, Inc., REIT	889,239
9,231	Corporate Office Properties Trust, REIT	274,899
4,431	Douglas Emmett, Inc., REIT	189,780
28,428	Gaming and Leisure Properties, Inc., REIT	1,087,087
40,526	Park Hotels & Resorts, Inc., REIT	1,011,934
		3,452,939
	Food Products—3.9%
10,322	General Mills, Inc.	568,949
9,390	Ingredion, Inc.	767,538
14,070	Mondelez International, Inc., Class A	778,352
8,105	Pilgrim’s Pride Corp.*	259,725

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Food Products (Continued)
14,770	Tyson Foods, Inc., Class A	$1,272,288
		3,646,852
	Gas Utilities—0.2%
1,859	Southwest Gas Holdings, Inc.	169,243

	Health Care Equipment and Supplies—2.2%
1,233	Hologic, Inc.*	62,254
7,447	Medtronic Plc	808,893
10,380	Varian Medical Systems, Inc.*	1,236,155
		2,107,302
	Health Care Providers and Services—1.4%
426	Humana, Inc.	108,915
9,125	McKesson Corp.	1,247,023
		1,355,938
	Hotels, Restaurants & Leisure—2.5%
9,165	Norwegian Cruise Line Holdings, Ltd.*	474,472
12,440	Starbucks Corp.	1,099,945
4,891	Wyndham Destinations, Inc.	225,084
4,897	Yum! Brands, Inc.	555,466
		2,354,967
	Household Durables—0.4%
9,691	Toll Brothers, Inc.	397,816

	Household Products—1.8%
9,663	Colgate-Palmolive Co.	710,327
8,063	Procter & Gamble Co. (The)	1,002,876
		1,713,203
	Independent Power and Renewable Electricity Producers—1.3%
73,901	AES Corp./VA	1,207,542

	Industrial Conglomerates—0.2%
1,478	Carlisle Cos., Inc.	215,108

	Insurance—8.3%
965	Alleghany Corp.*	769,838
1,226	Allstate Corp. (The)	133,242
10,207	Arch Capital Group, Ltd.*	428,490
1,808	Axis Capital Holdings, Ltd.	120,630
5,397	Hanover Insurance Group, Inc. (The)	731,509
20,083	Hartford Financial Services Group, Inc. (The)	1,217,231
8,290	Lincoln National Corp.	500,053
20,679	MetLife, Inc.	975,222
41,820	Old Republic International Corp.	985,697
10,194	Principal Financial Group, Inc.	582,485
3,154	Prudential Financial, Inc.	283,702

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Insurance (Continued)
7,157	Reinsurance Group of America, Inc.	$1,144,261
		7,872,360
	Interactive Media & Services—1.1%
5,977	Facebook, Inc., Class A*	1,064,384

	Internet and Catalog Retail—2.6%
532	Booking Holdings, Inc.*	1,044,109
29,185	eBay, Inc.	1,137,631
1,975	Expedia Group, Inc.	265,460
		2,447,200
	IT Services—0.2%
1,936	Amdocs, Ltd.	127,989
929	MAXIMUS, Inc.	71,775
		199,764
	Life Sciences Tools and Services—1.3%
5,331	Agilent Technologies, Inc.	408,514
16,547	Bruker Corp.	726,910
124	Mettler-Toledo International, Inc.*	87,346
		1,222,770
	Machinery—2.1%
13,863	Allison Transmission Holdings, Inc.	652,254
4,860	Crane Co.	391,862
785	Oshkosh Corp.	59,503
12,985	PACCAR, Inc.	909,080
		2,012,699
	Media—0.7%
4,939	AMC Networks, Inc., Class A*	242,801
4,296	Sinclair Broadcast Group, Inc., Class A	183,611
16,007	TEGNA, Inc.	248,589
		675,001
	Metals and Mining—1.7%
25,912	Cleveland-Cliffs, Inc.†	187,085
6,360	Reliance Steel & Aluminum Co.	633,837
25,394	Steel Dynamics, Inc.	756,741
		1,577,663
	Multi-Utilities—0.7%
9,356	MDU Resources Group, Inc.	263,746
6,702	Public Service Enterprise Group, Inc.	416,060
		679,806
	Oil, Gas and Consumable Fuels—7.3%
19,208	Chevron Corp.	2,278,069
18,951	ConocoPhillips	1,079,828
3,874	Exxon Mobil Corp.	273,543
23,857	HollyFrontier Corp.	1,279,689
13,315	PBF Energy, Inc., Class A	362,035
8,849	Peabody Energy Corp.	130,257

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
11,394	Phillips 66	$1,166,746
3,270	Valero Energy Corp.	278,735
		6,848,902
	Pharmaceuticals—8.0%
10,265	Eli Lilly & Co.	1,147,935
901	Jazz Pharmaceuticals Plc*	115,454
24,309	Johnson & Johnson	3,145,098
14,529	Merck & Co., Inc.	1,223,051
53,618	Pfizer, Inc.	1,926,495
		7,558,033
	Professional Services—1.2%
12,852	ManpowerGroup, Inc.	1,082,653

	Real Estate Management and Development—1.6%
19,614	CBRE Group, Inc., Class A*	1,039,738
3,023	Jones Lang LaSalle, Inc.	420,379
		1,460,117
	Semiconductors and Semiconductor Equipment—1.6%
25,912	Intel Corp.	1,335,245
4,082	Micron Technology, Inc.*	174,914
		1,510,159
	Software—3.6%
17,287	Cadence Design Systems, Inc.*	1,142,325
11,628	Citrix Systems, Inc.	1,122,335
4,684	Oracle Corp.	257,760
6,252	Synopsys, Inc.*	858,087
		3,380,507
	Specialty Retail—0.3%
4,232	AutoNation, Inc.*	214,562
33	AutoZone, Inc.*	35,793
		250,355
	Technology Hardware, Storage & Peripherals—1.3%
8,687	Hewlett Packard Enterprise Co.	131,782
57,817	HP, Inc.	1,093,897
		1,225,679
	Textiles, Apparel and Luxury Goods—0.5%
3,261	Deckers Outdoor Corp.*	480,541

	Thrifts and Mortgage Finance—1.6%
63,906	MGIC Investment Corp.	803,938
31,641	Radian Group, Inc.	722,680
		1,526,618
	Tobacco—2.1%
5,086	Altria Group, Inc.	208,017

The accompanying notes are an integral part of these Schedules of Investments.

Shares			Value (Note 1)

	Tobacco (Continued)
23,247	Philip Morris International, Inc.		$1,765,145
			1,973,162
	Wireless Telecommunication Services—0.7%
26,125	Telephone & Data Systems, Inc.		674,025

	TOTAL COMMON STOCKS (Cost $88,315,506)		93,379,480

		Yield

	SHORT-TERM INVESTMENTS—0.2%

165,188	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $165,188)††	2.004%	165,188

	TOTAL SHORT-TERM INVESTMENTS (Cost $165,188)		165,188

	TOTAL INVESTMENTS, AT VALUE—99.1% (Cost $88,480,694)		93,544,668
	Other Assets in Excess of Liabilities—0.9%		841,637
	NET ASSETS—100.0%		$94,386,305

Notes to the Schedule of Investments:
REIT—Real Estate Investment Trust
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2019, the market value of the securities on loan was $159,021 (Note 1)
††	Represents collateral received from securities lending transactions
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2019, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	22.6%
Health Care	13.3%
Industrials	9.9%
Consumer Staples	9.3%
Communication Services	7.5%
Information Technology	7.3%
Energy	7.3%
Consumer Discretionary	6.5%
Utilities	6.1%
Real Estate	5.3%
Materials	3.8%
Short-Term Investments	0.2%
Total	99.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2019, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2019, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the period ended September 30, 2019.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent.  Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and cash collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of September 30, 2019, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$7,422,342	$7,825,425
M Large Cap Growth Fund	3,698,863	3,843,743
M Capital Appreciation Fund	3,689,837	3,936,794
M Large Cap Value Fund	159,021	165,188

2.              Tax Information

As of September 30, 2019, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$176,138,514	$14,311,387	$(6,205,300)	$8,106,087
M Large Cap Growth Fund	125,444,025	71,986,901	(1,735,210)	70,251,691
M Capital Appreciation Fund	138,476,708	64,149,187	(23,436,054)	40,713,133
M Large Cap Value Fund	88,546,284	7,645,534	(2,647,150)	4,998,384

The Funds did not have any unrecognized tax benefits as of September 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2016 through December 2018. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy, President (as Principal Executive Officer)

Date	11/13/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy, President (as Principal Executive Officer)

Date	11/13/2019

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	11/13/2019